UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Mid-Cap Stock Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
ARAMARK Holdings Corp.	1.8
Atmos Energy Corp.	1.5
M&T Bank Corp.	1.4
Huntington Bancshares, Inc.	1.3
Amphenol Corp. Class A	1.3
Leidos Holdings, Inc.	1.3
Arch Capital Group Ltd.	1.2
IDACORP, Inc.	1.1
NVR, Inc.	1.1
Keysight Technologies, Inc.	1.1
13.1

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Financials	18.8
Consumer Discretionary	14.6
Information Technology	10.8
Industrials	10.7
Health Care	9.0

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks	84.6%
Bonds	0.2%
Convertible Securities	1.4%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	13.7%

 * Foreign investments - 15.9%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	8,617,950	$26,974
CONSUMER DISCRETIONARY - 13.9%
Automobiles - 0.7%
Fiat Chrysler Automobiles NV	3,841,800	58,050
Distributors - 0.4%
Pool Corp.	187,333	27,304
Hotels, Restaurants & Leisure - 4.1%
ARAMARK Holdings Corp.	3,886,340	139,600
Del Frisco's Restaurant Group, Inc. (a)	1,578,900	10,658
Drive Shack, Inc. (a)	3,281,878	17,525
Dunkin' Brands Group, Inc.	400,700	29,075
U.S. Foods Holding Corp. (a)	2,098,200	61,204
Wyndham Hotels & Resorts, Inc.	1,160,000	57,176
		315,238
Household Durables - 3.2%
D.R. Horton, Inc.	1,206,433	43,383
Lennar Corp. Class A	583,900	25,096
Newell Brands, Inc.	1,189,100	18,883
NVR, Inc. (a)	39,300	87,994
Toll Brothers, Inc.	2,111,287	71,066
		246,422
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(c)(d)(e)	294,000	9,843
Multiline Retail - 1.1%
Dollar General Corp.	582,200	64,845
Dollar Tree, Inc. (a)	248,900	20,982
		85,827
Specialty Retail - 2.1%
AutoZone, Inc. (a)	68,000	49,876
Ross Stores, Inc.	478,500	47,372
Tiffany & Co., Inc.	338,000	37,619
Ulta Beauty, Inc. (a)	84,600	23,224
		158,091
Textiles, Apparel & Luxury Goods - 2.2%
Allbirds, Inc. (c)(d)	10,775	591
Brunello Cucinelli SpA	2,067,300	70,831
Prada SpA	9,389,700	33,167
PVH Corp.	311,800	37,662
Under Armour, Inc. Class A (sub. vtg.) (a)(f)	1,119,400	24,750
		167,001

TOTAL CONSUMER DISCRETIONARY		1,067,776

CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	332,400	21,274
Food Products - 1.6%
Amira Nature Foods Ltd. (a)(f)	1,783,275	1,327
Conagra Brands, Inc.	1,226,900	43,678
Greencore Group PLC	15,937,084	38,542
The Hershey Co.	409,600	43,889
		127,436
Household Products - 0.5%
Church & Dwight Co., Inc.	616,646	36,610
Personal Products - 0.4%
Coty, Inc. Class A	2,934,798	30,962

TOTAL CONSUMER STAPLES		216,282

ENERGY - 6.4%
Energy Equipment & Services - 1.3%
Borr Drilling Ltd. (a)	10,814,000	42,077
Oceaneering International, Inc. (a)	2,016,670	38,196
TechnipFMC PLC	674,200	17,731
		98,004
Oil, Gas & Consumable Fuels - 5.1%
Cabot Oil & Gas Corp.	1,508,700	36,556
Cheniere Energy, Inc. (a)	746,000	45,066
Cimarex Energy Co.	514,200	40,863
Denbury Resources, Inc. (a)	4,034,200	13,918
Diamondback Energy, Inc.	246,700	27,719
GasLog Ltd.	1,179,177	24,126
Golar LNG Ltd.	1,842,745	49,349
Kosmos Energy Ltd. (a)	4,074,600	26,444
Legacy Reserves, Inc. (a)	1,733,100	7,296
SM Energy Co.	1,451,300	35,325
The Williams Companies, Inc.	2,270,497	55,241
Whiting Petroleum Corp. (a)	437,800	16,330
WPX Energy, Inc. (a)	1,033,100	16,571
		394,804

TOTAL ENERGY		492,808

FINANCIALS - 18.8%
Banks - 8.5%
Bank of Hawaii Corp.	319,500	25,062
Cullen/Frost Bankers, Inc.	699,800	68,524
First Horizon National Corp.	3,459,600	55,838
First Republic Bank	439,500	39,990
Huntington Bancshares, Inc.	7,015,400	100,531
M&T Bank Corp.	635,500	105,118
Metro Bank PLC (a)(f)	625,100	17,770
Prosperity Bancshares, Inc.	936,900	60,927
Regions Financial Corp.	2,061,224	34,979
Signature Bank	619,100	68,039
SunTrust Banks, Inc.	630,900	39,532
UMB Financial Corp.	631,300	40,309
		656,619
Capital Markets - 1.8%
Cboe Global Markets, Inc.	217,900	24,590
Northern Trust Corp.	365,200	34,354
The NASDAQ OMX Group, Inc.	468,900	40,658
TPG Specialty Lending, Inc.	1,953,812	39,233
		138,835
Diversified Financial Services - 0.2%
Focus Financial Partners, Inc. Class A	452,000	17,266
Insurance - 6.6%
Arch Capital Group Ltd. (a)	3,242,100	91,978
Aspen Insurance Holdings Ltd.	1,279,843	53,600
Axis Capital Holdings Ltd.	656,600	36,632
Beazley PLC	2,942,700	19,841
First American Financial Corp.	823,300	36,497
FNF Group	1,623,700	54,313
Hartford Financial Services Group, Inc.	844,000	38,334
Hiscox Ltd.	967,900	20,141
Principal Financial Group, Inc.	570,600	26,858
Reinsurance Group of America, Inc.	592,400	84,340
Torchmark Corp.	500,300	42,355
		504,889
Thrifts & Mortgage Finance - 1.7%
MGIC Investment Corp. (a)	3,669,433	44,804
Radian Group, Inc.	4,422,744	84,872
		129,676

TOTAL FINANCIALS		1,447,285

HEALTH CARE - 8.8%
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	1,077,400	38,937
Fisher & Paykel Healthcare Corp.	2,572,575	22,831
Hologic, Inc. (a)	541,530	21,114
Integra LifeSciences Holdings Corp. (a)	967,300	51,818
Wright Medical Group NV (a)	1,155,623	31,179
		165,879
Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc. (a)(f)	771,800	32,030
Amplifon SpA	259,351	4,600
Henry Schein, Inc. (a)	645,200	53,552
National Vision Holdings, Inc.	969,767	40,177
Notre Dame Intermedica Participacoes SA	2,534,100	16,431
Premier, Inc. (a)	841,800	37,881
Universal Health Services, Inc. Class B	498,900	60,646
		245,317
Health Care Technology - 0.3%
Cerner Corp. (a)	446,400	25,570
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	401,100	25,987
Bruker Corp.	803,300	25,167
Lonza Group AG	135,524	42,616
		93,770
Pharmaceuticals - 1.9%
Amneal Pharmaceuticals, Inc. (a)(f)	1,922,600	35,472
Catalent, Inc. (a)	1,212,850	48,926
Nektar Therapeutics (a)	266,200	10,297
Perrigo Co. PLC	724,200	50,911
		145,606

TOTAL HEALTH CARE		676,142

INDUSTRIALS - 10.7%
Aerospace & Defense - 3.3%
HEICO Corp. Class A	329,843	21,987
Huntington Ingalls Industries, Inc.	317,500	69,367
KEYW Holding Corp. (a)(f)(g)	4,529,436	35,465
Kratos Defense & Security Solutions, Inc. (a)(f)	2,851,600	35,731
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	139,629	23,597
Class C (a)(c)(d)	2,034	344
Teledyne Technologies, Inc. (a)	288,800	63,906
		250,397
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	421,900	37,562
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	714,700	40,695
Stericycle, Inc. (a)	379,000	18,939
U.S. Ecology, Inc.	457,981	32,027
		91,661
Electrical Equipment - 2.1%
AMETEK, Inc.	823,092	55,213
Generac Holdings, Inc. (a)	817,700	41,482
Melrose Industries PLC	18,157,741	39,142
Regal Beloit Corp.	379,300	27,196
		163,033
Machinery - 2.0%
Donaldson Co., Inc.	1,499,500	76,894
Pentair PLC	910,800	36,569
Rational AG	76,000	44,074
		157,537
Marine - 0.3%
Goodbulk Ltd. (d)	1,505,822	25,634
Road & Rail - 0.6%
Genesee & Wyoming, Inc. Class A (a)	551,900	43,727
Trading Companies & Distributors - 0.7%
Bunzl PLC	1,798,022	53,112

TOTAL INDUSTRIALS		822,663

INFORMATION TECHNOLOGY - 10.3%
Electronic Equipment & Components - 3.1%
Amphenol Corp. Class A	1,122,200	100,437
Fabrinet	1,117,231	48,398
Keysight Technologies, Inc. (a)	1,528,900	87,270
		236,105
IT Services - 5.6%
Akamai Technologies, Inc. (a)	559,700	40,438
Fidelity National Information Services, Inc.	544,286	56,660
First Data Corp. Class A (a)	2,455,073	46,008
Fiserv, Inc. (a)	612,900	48,603
FleetCor Technologies, Inc. (a)	129,400	25,884
Leidos Holdings, Inc.	1,518,400	98,362
Science Applications International Corp.	519,500	36,110
WNS Holdings Ltd. sponsored ADR (a)	1,611,800	80,896
		432,961
Software - 1.6%
Aspen Technology, Inc. (a)	8,846	751
Black Knight, Inc. (a)	657,669	32,075
Citrix Systems, Inc.	456,400	46,767
Red Hat, Inc. (a)	257,400	44,180
		123,773

TOTAL INFORMATION TECHNOLOGY		792,839

MATERIALS - 2.6%
Chemicals - 1.2%
International Flavors & Fragrances, Inc.	329,500	47,665
LG Chemical Ltd.	50,300	15,297
Nutrien Ltd.	493,400	26,120
		89,082
Containers & Packaging - 0.6%
Packaging Corp. of America	271,400	24,917
WestRock Co.	501,400	21,545
		46,462
Metals & Mining - 0.8%
Franco-Nevada Corp.	342,600	21,397
Newcrest Mining Ltd.	1,286,984	18,783
Novagold Resources, Inc. (a)	5,118,176	20,839
		61,019

TOTAL MATERIALS		196,563

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Apartment Investment & Management Co. Class A	912,500	39,274
Cousins Properties, Inc.	5,242,791	43,568
Essex Property Trust, Inc.	262,600	65,855
Healthcare Realty Trust, Inc.	1,239,500	34,532
Healthcare Trust of America, Inc.	1,651,900	43,379
Spirit MTA REIT	396,690	4,249
Spirit Realty Capital, Inc.	3,966,900	31,021
VEREIT, Inc.	3,822,100	28,016
		289,894
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (f)	1,136,000	21,664

TOTAL REAL ESTATE		311,558

UTILITIES - 5.9%
Electric Utilities - 4.1%
Alliant Energy Corp.	2,027,400	87,138
IDACORP, Inc.	948,433	88,451
OGE Energy Corp.	2,171,600	78,503
Xcel Energy, Inc.	1,346,882	66,011
		320,103
Gas Utilities - 1.8%
Atmos Energy Corp.	1,214,597	113,055
Spire, Inc.	333,000	24,169
		137,224

TOTAL UTILITIES		457,327

TOTAL COMMON STOCKS
(Cost $5,235,265)		6,508,217

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.7%
Leisure Products - 0.5%
Peloton Interactive, Inc.:
Series E (a)(c)(d)	1,758,856	25,398
Series F (c)(d)	748,920	10,815
		36,213
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc.:
Series A (c)(d)	4,253	233
Series B (c)(d)	747	41
Series C (c)(d)	7,140	392
Bolt Threads, Inc. Series D (c)(d)	976,285	15,250
		15,916
TOTAL CONSUMER DISCRETIONARY		52,129
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. Series D (c)(d)	1,647,945	16,924
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (a)(c)(d)	18,837	3,183
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Lyft, Inc.:
Series H (c)(d)	357,494	16,929
Series I (c)(d)	380,095	17,999
		34,928

TOTAL CONVERTIBLE PREFERRED STOCKS		107,164

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	2,285	125
TOTAL PREFERRED STOCKS
(Cost $88,465)		107,289
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Pacific Drilling SA 5.375% 6/1/20(h)(i)
(Cost $18,080)	26,110	10,966

Bank Loan Obligations - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA DIP, term loan 3 month U.S. LIBOR + 7.000% 5.8714% 11/30/18(d)(j)(k)(l)
(Cost $1,577)	1,573	1,573
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)
(Cost $20,398)	20,397,834	9,756

Money Market Funds - 14.7%
Fidelity Cash Central Fund, 2.23% (m)	1,017,123,871	1,017,327
Fidelity Securities Lending Cash Central Fund 2.23% (m)(n)	111,036,113	111,047
TOTAL MONEY MARKET FUNDS
(Cost $1,128,331)		1,128,374
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $6,492,116)		7,766,175
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(75,261)
NET ASSETS - 100%		$7,690,914

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $178,394,000 or 2.3% of net assets.

 (d) Level 3 security

 (e) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated company

 (h) Non-income producing - Security is in default.

 (i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,966,000 or 0.1% of net assets.

 (j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $648,000 and $648,000, respectively.

 (l) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$591
Allbirds, Inc.	10/9/18	$125
Allbirds, Inc. Series A	10/9/18	$233
Allbirds, Inc. Series B	10/9/18	$41
Allbirds, Inc. Series C	10/9/18	$392
Bolt Threads, Inc. Series D	12/13/17	$15,659
Butterfly Network, Inc. Series D	5/4/18	$16,924
Lyft, Inc. Series H	11/22/17	$14,209
Lyft, Inc. Series I	6/27/18	$17,999
New Academy Holding Co. LLC unit	8/1/11	$30,988
Peloton Interactive, Inc. Series E	3/31/17	$9,525
Peloton Interactive, Inc. Series F	8/30/18	$10,815
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$20,398
WME Entertainment Parent, LLC Class A	8/16/16	$16,835

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$7,403
Fidelity Securities Lending Cash Central Fund	244
Total	$7,647

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Goodbulk Ltd.	$26,341	$2,737	$7,373	$523	$751	$3,178	$--
KEYW Holding Corp.	35,073	--	16	--	(16)	424	35,465
Total	$61,414	$2,737	$7,389	$523	$735	$3,602	$35,465

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$26,974	$--	$--	$26,974
Consumer Discretionary	1,120,030	1,057,342	--	62,688
Consumer Staples	216,282	216,282	--	--
Energy	492,808	492,808	--	--
Financials	1,447,285	1,447,285	--	--
Health Care	693,066	676,142	--	16,924
Industrials	825,846	773,088	--	52,758
Information Technology	827,767	792,839	--	34,928
Materials	196,563	196,563	--	--
Real Estate	311,558	311,558	--	--
Utilities	457,327	457,327	--	--
Corporate Bonds	10,966	--	10,966	--
Bank Loan Obligations	1,573	--	--	1,573
Other	9,756	--	--	9,756
Money Market Funds	1,128,374	1,128,374	--	--
Total Investments in Securities:	$7,766,175	$7,549,608	$10,966	$205,601

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$120,719
Net Realized Gain (Loss) on Investment Securities	751
Net Unrealized Gain (Loss) on Investment Securities	13,728
Cost of Purchases	51,440
Proceeds of Sales	(7,374)
Amortization/Accretion	(4)
Transfers into Level 3	26,341
Transfers out of Level 3	--
Ending Balance	$205,601
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$13,728

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.1%
Bermuda	4.8%
United Kingdom	1.9%
Ireland	1.7%
Italy	1.5%
Netherlands	1.1%
Bailiwick of Jersey	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $106,497) — See accompanying schedule: Unaffiliated issuers (cost $5,305,604)	$6,602,336
Fidelity Central Funds (cost $1,128,331)	1,128,374
Other affiliated issuers (cost $58,181)	35,465
Total Investment in Securities (cost $6,492,116)		$7,766,175
Restricted cash		444
Receivable for investments sold		41,523
Receivable for fund shares sold		2,662
Dividends receivable		2,163
Interest receivable		649
Distributions receivable from Fidelity Central Funds		1,629
Prepaid expenses		15
Other receivables		781
Total assets		7,816,041
Liabilities
Payable for investments purchased	$1,287
Payable for fund shares redeemed	7,748
Accrued management fee	3,493
Other affiliated payables	902
Other payables and accrued expenses	675
Collateral on securities loaned	111,022
Total liabilities		125,127
Net Assets		$7,690,914
Net Assets consist of:
Paid in capital		$5,552,387
Total distributable earnings (loss)		2,138,527
Net Assets		$7,690,914
Net Asset Value and Maximum Offering Price
Mid-Cap Stock:
Net Asset Value, offering price and redemption price per share ($5,262,526 ÷ 142,347 shares)		$36.97
Class K:
Net Asset Value, offering price and redemption price per share ($2,428,388 ÷ 65,639 shares)		$37.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends (including $523 earned from other affiliated issuers)		$51,295
Non-Cash dividends		3,582
Income from Fidelity Central Funds		7,647
Total income		62,524
Expenses
Management fee
Basic fee	$22,223
Performance adjustment	(3,424)
Transfer agent fees	4,872
Accounting and security lending fees	615
Custodian fees and expenses	90
Independent trustees' fees and expenses	25
Registration fees	34
Audit	33
Legal	13
Miscellaneous	31
Total expenses before reductions	24,512
Expense reductions	(288)
Total expenses after reductions		24,224
Net investment income (loss)		38,300
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	855,642
Fidelity Central Funds	(7)
Other affiliated issuers	735
Foreign currency transactions	(44)
Total net realized gain (loss)		856,326
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(847,724)
Fidelity Central Funds	(1)
Other affiliated issuers	3,602
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		(844,139)
Net gain (loss)		12,187
Net increase (decrease) in net assets resulting from operations		$50,487

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,300	$49,254
Net realized gain (loss)	856,326	681,278
Change in net unrealized appreciation (depreciation)	(844,139)	228,744
Net increase (decrease) in net assets resulting from operations	50,487	959,276
Distributions to shareholders	(334,886)	–
Distributions to shareholders from net investment income	–	(47,485)
Distributions to shareholders from net realized gain	–	(529,727)
Total distributions	(334,886)	(577,212)
Share transactions - net increase (decrease)	(7,684)	(233,893)
Total increase (decrease) in net assets	(292,083)	148,171
Net Assets
Beginning of period	7,982,997	7,834,826
End of period	$7,690,914	$7,982,997
Other Information
Distributions in excess of net investment income end of period		$(5,899)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid-Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.38	$36.62	$34.07	$40.11	$40.26	$33.69
Income from Investment Operations
Net investment income (loss)A	.17	.22	.22	.21	.18	.10
Net realized and unrealized gain (loss)	.04	4.30	5.19	(1.54)	3.52	7.69
Total from investment operations	.21	4.52	5.41	(1.33)	3.70	7.79
Distributions from net investment income	(.03)	(.22)	(.27)	(.22)	(.09)	(.08)
Distributions from net realized gain	(1.58)	(2.55)	(2.59)	(4.49)	(3.76)	(1.14)
Total distributions	(1.62)B	(2.76)C	(2.86)	(4.71)	(3.85)	(1.22)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$36.97	$38.38	$36.62	$34.07	$40.11	$40.26
Total ReturnE,F	.38%	12.66%	16.80%	(3.44)%	9.83%	23.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%I	.61%	.58%	.72%	.73%	.78%
Expenses net of fee waivers, if any	.63%I	.61%	.58%	.72%	.72%	.78%
Expenses net of all reductions	.62%I	.61%	.58%	.72%	.72%	.78%
Net investment income (loss)	.90%I	.58%	.64%	.59%	.46%	.25%
Supplemental Data
Net assets, end of period (in millions)	$5,263	$5,629	$5,622	$5,136	$5,874	$5,966
Portfolio turnover rateJ	35%I	22%	27%K	23%K	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.62 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $1.584 per share.

 C Total distributions of $2.76 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $2.545 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid-Cap Stock Fund Class K

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.40	$36.64	$34.08	$40.12	$40.27	$33.68
Income from Investment Operations
Net investment income (loss)A	.20	.26	.26	.25	.22	.15
Net realized and unrealized gain (loss)	.03	4.30	5.20	(1.54)	3.51	7.69
Total from investment operations	.23	4.56	5.46	(1.29)	3.73	7.84
Distributions from net investment income	(.05)	(.26)	(.31)	(.26)	(.13)	(.12)
Distributions from net realized gain	(1.58)	(2.55)	(2.59)	(4.49)	(3.76)	(1.14)
Total distributions	(1.63)	(2.80)B	(2.90)	(4.75)	(3.88)C	(1.25)D
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$37.00	$38.40	$36.64	$34.08	$40.12	$40.27
Total ReturnF,G	.44%	12.78%	16.96%	(3.33)%	9.92%	23.67%
Ratios to Average Net AssetsH,I
Expenses before reductions	.52%J	.51%	.46%	.60%	.61%	.65%
Expenses net of fee waivers, if any	.52%J	.51%	.46%	.60%	.61%	.65%
Expenses net of all reductions	.52%J	.50%	.46%	.60%	.61%	.65%
Net investment income (loss)	1.00%J	.69%	.76%	.71%	.57%	.39%
Supplemental Data
Net assets, end of period (in millions)	$2,428	$2,354	$2,213	$1,988	$2,588	$2,927
Portfolio turnover rateK	35%J	22%	27%L	23%L	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.80 per share is comprised of distributions from net investment income of $.259 and distributions from net realized gain of $2.545 per share.

 C Total distributions of $3.88 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.3.757 per share.

 D Total distributions of $1.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $1.136 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$168,638	Market comparable	Enterprise value/Sales multiple (EV/S)	2.5 - 9.2 / 4.9	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount rate	9.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	10.0% - 94.0% / 61.0%	Increase
		Market approach	Transaction price	$10.27 - $169.00 / $60.14	Increase
Other	$9,756	Discount cash flow	Discount rate	13.5%	Decrease
Bank Loan Obligations	$1,573	Recovery value	Recovery value	100.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $568 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,763,884
Gross unrealized depreciation	(486,429)
Net unrealized appreciation (depreciation)	$1,277,455
Tax cost	$6,488,720

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $37,174 in these Subsidiaries, representing .48% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,299,926 and $2,073,570, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock, except Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Mid-Cap Stock	$4,293.15
Class K	579.05
	$4,872

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $61 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $13.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,026. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $228, including $15 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $246 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $41.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Distributions to shareholders
Mid-Cap Stock	$235,168	$–
Class K	99,718	–
Total	$334,886	$–
From net investment income
Mid-Cap Stock	$–	$31,785
Class K	–	15,700
Total	$–	$47,485
From net realized gain
Mid-Cap Stock	$–	$375,694
Class K	–	154,033
Total	$–	$529,727

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018	Year ended April 30, 2018	Six months ended October 31, 2018	Year ended April 30, 2018
Mid-Cap Stock
Shares sold	3,739	9,051	$145,468	$343,875
Reinvestment of distributions	5,788	10,324	222,496	386,371
Shares redeemed	(13,847)	(26,223)	(542,633)	(993,169)
Net increase (decrease)	(4,320)	(6,848)	$(174,669)	$(262,923)
Class K
Shares sold	8,090	10,639	$314,553	$402,221
Reinvestment of distributions	2,593	4,532	99,718	169,733
Shares redeemed	(6,354)	(14,271)	(247,286)	(542,924)
Net increase (decrease)	4,329	900	$166,985	$29,030

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Mid-Cap Stock	.63%
Actual		$1,000.00	$1,003.80	$3.18
Hypothetical-C		$1,000.00	$1,022.03	$3.21
Class K	.52%
Actual		$1,000.00	$1,004.40	$2.63
Hypothetical-C		$1,000.00	$1,022.58	$2.65

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Mid-Cap Stock Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  Shareholder and Administrative Services.  The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MCS-SANN-1218
1.538556.121

Fidelity® Mid-Cap Stock Fund Class K Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
ARAMARK Holdings Corp.	1.8
Atmos Energy Corp.	1.5
M&T Bank Corp.	1.4
Huntington Bancshares, Inc.	1.3
Amphenol Corp. Class A	1.3
Leidos Holdings, Inc.	1.3
Arch Capital Group Ltd.	1.2
IDACORP, Inc.	1.1
NVR, Inc.	1.1
Keysight Technologies, Inc.	1.1
13.1

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Financials	18.8
Consumer Discretionary	14.6
Information Technology	10.8
Industrials	10.7
Health Care	9.0

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks	84.6%
Bonds	0.2%
Convertible Securities	1.4%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	13.7%

 * Foreign investments - 15.9%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	8,617,950	$26,974
CONSUMER DISCRETIONARY - 13.9%
Automobiles - 0.7%
Fiat Chrysler Automobiles NV	3,841,800	58,050
Distributors - 0.4%
Pool Corp.	187,333	27,304
Hotels, Restaurants & Leisure - 4.1%
ARAMARK Holdings Corp.	3,886,340	139,600
Del Frisco's Restaurant Group, Inc. (a)	1,578,900	10,658
Drive Shack, Inc. (a)	3,281,878	17,525
Dunkin' Brands Group, Inc.	400,700	29,075
U.S. Foods Holding Corp. (a)	2,098,200	61,204
Wyndham Hotels & Resorts, Inc.	1,160,000	57,176
		315,238
Household Durables - 3.2%
D.R. Horton, Inc.	1,206,433	43,383
Lennar Corp. Class A	583,900	25,096
Newell Brands, Inc.	1,189,100	18,883
NVR, Inc. (a)	39,300	87,994
Toll Brothers, Inc.	2,111,287	71,066
		246,422
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(c)(d)(e)	294,000	9,843
Multiline Retail - 1.1%
Dollar General Corp.	582,200	64,845
Dollar Tree, Inc. (a)	248,900	20,982
		85,827
Specialty Retail - 2.1%
AutoZone, Inc. (a)	68,000	49,876
Ross Stores, Inc.	478,500	47,372
Tiffany & Co., Inc.	338,000	37,619
Ulta Beauty, Inc. (a)	84,600	23,224
		158,091
Textiles, Apparel & Luxury Goods - 2.2%
Allbirds, Inc. (c)(d)	10,775	591
Brunello Cucinelli SpA	2,067,300	70,831
Prada SpA	9,389,700	33,167
PVH Corp.	311,800	37,662
Under Armour, Inc. Class A (sub. vtg.) (a)(f)	1,119,400	24,750
		167,001

TOTAL CONSUMER DISCRETIONARY		1,067,776

CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	332,400	21,274
Food Products - 1.6%
Amira Nature Foods Ltd. (a)(f)	1,783,275	1,327
Conagra Brands, Inc.	1,226,900	43,678
Greencore Group PLC	15,937,084	38,542
The Hershey Co.	409,600	43,889
		127,436
Household Products - 0.5%
Church & Dwight Co., Inc.	616,646	36,610
Personal Products - 0.4%
Coty, Inc. Class A	2,934,798	30,962

TOTAL CONSUMER STAPLES		216,282

ENERGY - 6.4%
Energy Equipment & Services - 1.3%
Borr Drilling Ltd. (a)	10,814,000	42,077
Oceaneering International, Inc. (a)	2,016,670	38,196
TechnipFMC PLC	674,200	17,731
		98,004
Oil, Gas & Consumable Fuels - 5.1%
Cabot Oil & Gas Corp.	1,508,700	36,556
Cheniere Energy, Inc. (a)	746,000	45,066
Cimarex Energy Co.	514,200	40,863
Denbury Resources, Inc. (a)	4,034,200	13,918
Diamondback Energy, Inc.	246,700	27,719
GasLog Ltd.	1,179,177	24,126
Golar LNG Ltd.	1,842,745	49,349
Kosmos Energy Ltd. (a)	4,074,600	26,444
Legacy Reserves, Inc. (a)	1,733,100	7,296
SM Energy Co.	1,451,300	35,325
The Williams Companies, Inc.	2,270,497	55,241
Whiting Petroleum Corp. (a)	437,800	16,330
WPX Energy, Inc. (a)	1,033,100	16,571
		394,804

TOTAL ENERGY		492,808

FINANCIALS - 18.8%
Banks - 8.5%
Bank of Hawaii Corp.	319,500	25,062
Cullen/Frost Bankers, Inc.	699,800	68,524
First Horizon National Corp.	3,459,600	55,838
First Republic Bank	439,500	39,990
Huntington Bancshares, Inc.	7,015,400	100,531
M&T Bank Corp.	635,500	105,118
Metro Bank PLC (a)(f)	625,100	17,770
Prosperity Bancshares, Inc.	936,900	60,927
Regions Financial Corp.	2,061,224	34,979
Signature Bank	619,100	68,039
SunTrust Banks, Inc.	630,900	39,532
UMB Financial Corp.	631,300	40,309
		656,619
Capital Markets - 1.8%
Cboe Global Markets, Inc.	217,900	24,590
Northern Trust Corp.	365,200	34,354
The NASDAQ OMX Group, Inc.	468,900	40,658
TPG Specialty Lending, Inc.	1,953,812	39,233
		138,835
Diversified Financial Services - 0.2%
Focus Financial Partners, Inc. Class A	452,000	17,266
Insurance - 6.6%
Arch Capital Group Ltd. (a)	3,242,100	91,978
Aspen Insurance Holdings Ltd.	1,279,843	53,600
Axis Capital Holdings Ltd.	656,600	36,632
Beazley PLC	2,942,700	19,841
First American Financial Corp.	823,300	36,497
FNF Group	1,623,700	54,313
Hartford Financial Services Group, Inc.	844,000	38,334
Hiscox Ltd.	967,900	20,141
Principal Financial Group, Inc.	570,600	26,858
Reinsurance Group of America, Inc.	592,400	84,340
Torchmark Corp.	500,300	42,355
		504,889
Thrifts & Mortgage Finance - 1.7%
MGIC Investment Corp. (a)	3,669,433	44,804
Radian Group, Inc.	4,422,744	84,872
		129,676

TOTAL FINANCIALS		1,447,285

HEALTH CARE - 8.8%
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	1,077,400	38,937
Fisher & Paykel Healthcare Corp.	2,572,575	22,831
Hologic, Inc. (a)	541,530	21,114
Integra LifeSciences Holdings Corp. (a)	967,300	51,818
Wright Medical Group NV (a)	1,155,623	31,179
		165,879
Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc. (a)(f)	771,800	32,030
Amplifon SpA	259,351	4,600
Henry Schein, Inc. (a)	645,200	53,552
National Vision Holdings, Inc.	969,767	40,177
Notre Dame Intermedica Participacoes SA	2,534,100	16,431
Premier, Inc. (a)	841,800	37,881
Universal Health Services, Inc. Class B	498,900	60,646
		245,317
Health Care Technology - 0.3%
Cerner Corp. (a)	446,400	25,570
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	401,100	25,987
Bruker Corp.	803,300	25,167
Lonza Group AG	135,524	42,616
		93,770
Pharmaceuticals - 1.9%
Amneal Pharmaceuticals, Inc. (a)(f)	1,922,600	35,472
Catalent, Inc. (a)	1,212,850	48,926
Nektar Therapeutics (a)	266,200	10,297
Perrigo Co. PLC	724,200	50,911
		145,606

TOTAL HEALTH CARE		676,142

INDUSTRIALS - 10.7%
Aerospace & Defense - 3.3%
HEICO Corp. Class A	329,843	21,987
Huntington Ingalls Industries, Inc.	317,500	69,367
KEYW Holding Corp. (a)(f)(g)	4,529,436	35,465
Kratos Defense & Security Solutions, Inc. (a)(f)	2,851,600	35,731
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	139,629	23,597
Class C (a)(c)(d)	2,034	344
Teledyne Technologies, Inc. (a)	288,800	63,906
		250,397
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	421,900	37,562
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	714,700	40,695
Stericycle, Inc. (a)	379,000	18,939
U.S. Ecology, Inc.	457,981	32,027
		91,661
Electrical Equipment - 2.1%
AMETEK, Inc.	823,092	55,213
Generac Holdings, Inc. (a)	817,700	41,482
Melrose Industries PLC	18,157,741	39,142
Regal Beloit Corp.	379,300	27,196
		163,033
Machinery - 2.0%
Donaldson Co., Inc.	1,499,500	76,894
Pentair PLC	910,800	36,569
Rational AG	76,000	44,074
		157,537
Marine - 0.3%
Goodbulk Ltd. (d)	1,505,822	25,634
Road & Rail - 0.6%
Genesee & Wyoming, Inc. Class A (a)	551,900	43,727
Trading Companies & Distributors - 0.7%
Bunzl PLC	1,798,022	53,112

TOTAL INDUSTRIALS		822,663

INFORMATION TECHNOLOGY - 10.3%
Electronic Equipment & Components - 3.1%
Amphenol Corp. Class A	1,122,200	100,437
Fabrinet	1,117,231	48,398
Keysight Technologies, Inc. (a)	1,528,900	87,270
		236,105
IT Services - 5.6%
Akamai Technologies, Inc. (a)	559,700	40,438
Fidelity National Information Services, Inc.	544,286	56,660
First Data Corp. Class A (a)	2,455,073	46,008
Fiserv, Inc. (a)	612,900	48,603
FleetCor Technologies, Inc. (a)	129,400	25,884
Leidos Holdings, Inc.	1,518,400	98,362
Science Applications International Corp.	519,500	36,110
WNS Holdings Ltd. sponsored ADR (a)	1,611,800	80,896
		432,961
Software - 1.6%
Aspen Technology, Inc. (a)	8,846	751
Black Knight, Inc. (a)	657,669	32,075
Citrix Systems, Inc.	456,400	46,767
Red Hat, Inc. (a)	257,400	44,180
		123,773

TOTAL INFORMATION TECHNOLOGY		792,839

MATERIALS - 2.6%
Chemicals - 1.2%
International Flavors & Fragrances, Inc.	329,500	47,665
LG Chemical Ltd.	50,300	15,297
Nutrien Ltd.	493,400	26,120
		89,082
Containers & Packaging - 0.6%
Packaging Corp. of America	271,400	24,917
WestRock Co.	501,400	21,545
		46,462
Metals & Mining - 0.8%
Franco-Nevada Corp.	342,600	21,397
Newcrest Mining Ltd.	1,286,984	18,783
Novagold Resources, Inc. (a)	5,118,176	20,839
		61,019

TOTAL MATERIALS		196,563

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Apartment Investment & Management Co. Class A	912,500	39,274
Cousins Properties, Inc.	5,242,791	43,568
Essex Property Trust, Inc.	262,600	65,855
Healthcare Realty Trust, Inc.	1,239,500	34,532
Healthcare Trust of America, Inc.	1,651,900	43,379
Spirit MTA REIT	396,690	4,249
Spirit Realty Capital, Inc.	3,966,900	31,021
VEREIT, Inc.	3,822,100	28,016
		289,894
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (f)	1,136,000	21,664

TOTAL REAL ESTATE		311,558

UTILITIES - 5.9%
Electric Utilities - 4.1%
Alliant Energy Corp.	2,027,400	87,138
IDACORP, Inc.	948,433	88,451
OGE Energy Corp.	2,171,600	78,503
Xcel Energy, Inc.	1,346,882	66,011
		320,103
Gas Utilities - 1.8%
Atmos Energy Corp.	1,214,597	113,055
Spire, Inc.	333,000	24,169
		137,224

TOTAL UTILITIES		457,327

TOTAL COMMON STOCKS
(Cost $5,235,265)		6,508,217

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.7%
Leisure Products - 0.5%
Peloton Interactive, Inc.:
Series E (a)(c)(d)	1,758,856	25,398
Series F (c)(d)	748,920	10,815
		36,213
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc.:
Series A (c)(d)	4,253	233
Series B (c)(d)	747	41
Series C (c)(d)	7,140	392
Bolt Threads, Inc. Series D (c)(d)	976,285	15,250
		15,916
TOTAL CONSUMER DISCRETIONARY		52,129
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. Series D (c)(d)	1,647,945	16,924
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (a)(c)(d)	18,837	3,183
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Lyft, Inc.:
Series H (c)(d)	357,494	16,929
Series I (c)(d)	380,095	17,999
		34,928

TOTAL CONVERTIBLE PREFERRED STOCKS		107,164

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	2,285	125
TOTAL PREFERRED STOCKS
(Cost $88,465)		107,289
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Pacific Drilling SA 5.375% 6/1/20(h)(i)
(Cost $18,080)	26,110	10,966

Bank Loan Obligations - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA DIP, term loan 3 month U.S. LIBOR + 7.000% 5.8714% 11/30/18(d)(j)(k)(l)
(Cost $1,577)	1,573	1,573
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)
(Cost $20,398)	20,397,834	9,756

Money Market Funds - 14.7%
Fidelity Cash Central Fund, 2.23% (m)	1,017,123,871	1,017,327
Fidelity Securities Lending Cash Central Fund 2.23% (m)(n)	111,036,113	111,047
TOTAL MONEY MARKET FUNDS
(Cost $1,128,331)		1,128,374
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $6,492,116)		7,766,175
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(75,261)
NET ASSETS - 100%		$7,690,914

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $178,394,000 or 2.3% of net assets.

 (d) Level 3 security

 (e) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated company

 (h) Non-income producing - Security is in default.

 (i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,966,000 or 0.1% of net assets.

 (j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $648,000 and $648,000, respectively.

 (l) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$591
Allbirds, Inc.	10/9/18	$125
Allbirds, Inc. Series A	10/9/18	$233
Allbirds, Inc. Series B	10/9/18	$41
Allbirds, Inc. Series C	10/9/18	$392
Bolt Threads, Inc. Series D	12/13/17	$15,659
Butterfly Network, Inc. Series D	5/4/18	$16,924
Lyft, Inc. Series H	11/22/17	$14,209
Lyft, Inc. Series I	6/27/18	$17,999
New Academy Holding Co. LLC unit	8/1/11	$30,988
Peloton Interactive, Inc. Series E	3/31/17	$9,525
Peloton Interactive, Inc. Series F	8/30/18	$10,815
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$20,398
WME Entertainment Parent, LLC Class A	8/16/16	$16,835

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$7,403
Fidelity Securities Lending Cash Central Fund	244
Total	$7,647

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Goodbulk Ltd.	$26,341	$2,737	$7,373	$523	$751	$3,178	$--
KEYW Holding Corp.	35,073	--	16	--	(16)	424	35,465
Total	$61,414	$2,737	$7,389	$523	$735	$3,602	$35,465

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$26,974	$--	$--	$26,974
Consumer Discretionary	1,120,030	1,057,342	--	62,688
Consumer Staples	216,282	216,282	--	--
Energy	492,808	492,808	--	--
Financials	1,447,285	1,447,285	--	--
Health Care	693,066	676,142	--	16,924
Industrials	825,846	773,088	--	52,758
Information Technology	827,767	792,839	--	34,928
Materials	196,563	196,563	--	--
Real Estate	311,558	311,558	--	--
Utilities	457,327	457,327	--	--
Corporate Bonds	10,966	--	10,966	--
Bank Loan Obligations	1,573	--	--	1,573
Other	9,756	--	--	9,756
Money Market Funds	1,128,374	1,128,374	--	--
Total Investments in Securities:	$7,766,175	$7,549,608	$10,966	$205,601

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$120,719
Net Realized Gain (Loss) on Investment Securities	751
Net Unrealized Gain (Loss) on Investment Securities	13,728
Cost of Purchases	51,440
Proceeds of Sales	(7,374)
Amortization/Accretion	(4)
Transfers into Level 3	26,341
Transfers out of Level 3	--
Ending Balance	$205,601
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$13,728

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.1%
Bermuda	4.8%
United Kingdom	1.9%
Ireland	1.7%
Italy	1.5%
Netherlands	1.1%
Bailiwick of Jersey	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $106,497) — See accompanying schedule: Unaffiliated issuers (cost $5,305,604)	$6,602,336
Fidelity Central Funds (cost $1,128,331)	1,128,374
Other affiliated issuers (cost $58,181)	35,465
Total Investment in Securities (cost $6,492,116)		$7,766,175
Restricted cash		444
Receivable for investments sold		41,523
Receivable for fund shares sold		2,662
Dividends receivable		2,163
Interest receivable		649
Distributions receivable from Fidelity Central Funds		1,629
Prepaid expenses		15
Other receivables		781
Total assets		7,816,041
Liabilities
Payable for investments purchased	$1,287
Payable for fund shares redeemed	7,748
Accrued management fee	3,493
Other affiliated payables	902
Other payables and accrued expenses	675
Collateral on securities loaned	111,022
Total liabilities		125,127
Net Assets		$7,690,914
Net Assets consist of:
Paid in capital		$5,552,387
Total distributable earnings (loss)		2,138,527
Net Assets		$7,690,914
Net Asset Value and Maximum Offering Price
Mid-Cap Stock:
Net Asset Value, offering price and redemption price per share ($5,262,526 ÷ 142,347 shares)		$36.97
Class K:
Net Asset Value, offering price and redemption price per share ($2,428,388 ÷ 65,639 shares)		$37.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends (including $523 earned from other affiliated issuers)		$51,295
Non-Cash dividends		3,582
Income from Fidelity Central Funds		7,647
Total income		62,524
Expenses
Management fee
Basic fee	$22,223
Performance adjustment	(3,424)
Transfer agent fees	4,872
Accounting and security lending fees	615
Custodian fees and expenses	90
Independent trustees' fees and expenses	25
Registration fees	34
Audit	33
Legal	13
Miscellaneous	31
Total expenses before reductions	24,512
Expense reductions	(288)
Total expenses after reductions		24,224
Net investment income (loss)		38,300
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	855,642
Fidelity Central Funds	(7)
Other affiliated issuers	735
Foreign currency transactions	(44)
Total net realized gain (loss)		856,326
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(847,724)
Fidelity Central Funds	(1)
Other affiliated issuers	3,602
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		(844,139)
Net gain (loss)		12,187
Net increase (decrease) in net assets resulting from operations		$50,487

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,300	$49,254
Net realized gain (loss)	856,326	681,278
Change in net unrealized appreciation (depreciation)	(844,139)	228,744
Net increase (decrease) in net assets resulting from operations	50,487	959,276
Distributions to shareholders	(334,886)	–
Distributions to shareholders from net investment income	–	(47,485)
Distributions to shareholders from net realized gain	–	(529,727)
Total distributions	(334,886)	(577,212)
Share transactions - net increase (decrease)	(7,684)	(233,893)
Total increase (decrease) in net assets	(292,083)	148,171
Net Assets
Beginning of period	7,982,997	7,834,826
End of period	$7,690,914	$7,982,997
Other Information
Distributions in excess of net investment income end of period		$(5,899)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid-Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.38	$36.62	$34.07	$40.11	$40.26	$33.69
Income from Investment Operations
Net investment income (loss)A	.17	.22	.22	.21	.18	.10
Net realized and unrealized gain (loss)	.04	4.30	5.19	(1.54)	3.52	7.69
Total from investment operations	.21	4.52	5.41	(1.33)	3.70	7.79
Distributions from net investment income	(.03)	(.22)	(.27)	(.22)	(.09)	(.08)
Distributions from net realized gain	(1.58)	(2.55)	(2.59)	(4.49)	(3.76)	(1.14)
Total distributions	(1.62)B	(2.76)C	(2.86)	(4.71)	(3.85)	(1.22)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$36.97	$38.38	$36.62	$34.07	$40.11	$40.26
Total ReturnE,F	.38%	12.66%	16.80%	(3.44)%	9.83%	23.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%I	.61%	.58%	.72%	.73%	.78%
Expenses net of fee waivers, if any	.63%I	.61%	.58%	.72%	.72%	.78%
Expenses net of all reductions	.62%I	.61%	.58%	.72%	.72%	.78%
Net investment income (loss)	.90%I	.58%	.64%	.59%	.46%	.25%
Supplemental Data
Net assets, end of period (in millions)	$5,263	$5,629	$5,622	$5,136	$5,874	$5,966
Portfolio turnover rateJ	35%I	22%	27%K	23%K	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.62 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $1.584 per share.

 C Total distributions of $2.76 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $2.545 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid-Cap Stock Fund Class K

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.40	$36.64	$34.08	$40.12	$40.27	$33.68
Income from Investment Operations
Net investment income (loss)A	.20	.26	.26	.25	.22	.15
Net realized and unrealized gain (loss)	.03	4.30	5.20	(1.54)	3.51	7.69
Total from investment operations	.23	4.56	5.46	(1.29)	3.73	7.84
Distributions from net investment income	(.05)	(.26)	(.31)	(.26)	(.13)	(.12)
Distributions from net realized gain	(1.58)	(2.55)	(2.59)	(4.49)	(3.76)	(1.14)
Total distributions	(1.63)	(2.80)B	(2.90)	(4.75)	(3.88)C	(1.25)D
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$37.00	$38.40	$36.64	$34.08	$40.12	$40.27
Total ReturnF,G	.44%	12.78%	16.96%	(3.33)%	9.92%	23.67%
Ratios to Average Net AssetsH,I
Expenses before reductions	.52%J	.51%	.46%	.60%	.61%	.65%
Expenses net of fee waivers, if any	.52%J	.51%	.46%	.60%	.61%	.65%
Expenses net of all reductions	.52%J	.50%	.46%	.60%	.61%	.65%
Net investment income (loss)	1.00%J	.69%	.76%	.71%	.57%	.39%
Supplemental Data
Net assets, end of period (in millions)	$2,428	$2,354	$2,213	$1,988	$2,588	$2,927
Portfolio turnover rateK	35%J	22%	27%L	23%L	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.80 per share is comprised of distributions from net investment income of $.259 and distributions from net realized gain of $2.545 per share.

 C Total distributions of $3.88 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.3.757 per share.

 D Total distributions of $1.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $1.136 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$168,638	Market comparable	Enterprise value/Sales multiple (EV/S)	2.5 - 9.2 / 4.9	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount rate	9.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	10.0% - 94.0% / 61.0%	Increase
		Market approach	Transaction price	$10.27 - $169.00 / $60.14	Increase
Other	$9,756	Discount cash flow	Discount rate	13.5%	Decrease
Bank Loan Obligations	$1,573	Recovery value	Recovery value	100.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $568 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,763,884
Gross unrealized depreciation	(486,429)
Net unrealized appreciation (depreciation)	$1,277,455
Tax cost	$6,488,720

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $37,174 in these Subsidiaries, representing .48% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,299,926 and $2,073,570, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock, except Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Mid-Cap Stock	$4,293.15
Class K	579.05
	$4,872

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $61 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $13.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,026. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $228, including $15 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $246 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $41.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Distributions to shareholders
Mid-Cap Stock	$235,168	$–
Class K	99,718	–
Total	$334,886	$–
From net investment income
Mid-Cap Stock	$–	$31,785
Class K	–	15,700
Total	$–	$47,485
From net realized gain
Mid-Cap Stock	$–	$375,694
Class K	–	154,033
Total	$–	$529,727

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018	Year ended April 30, 2018	Six months ended October 31, 2018	Year ended April 30, 2018
Mid-Cap Stock
Shares sold	3,739	9,051	$145,468	$343,875
Reinvestment of distributions	5,788	10,324	222,496	386,371
Shares redeemed	(13,847)	(26,223)	(542,633)	(993,169)
Net increase (decrease)	(4,320)	(6,848)	$(174,669)	$(262,923)
Class K
Shares sold	8,090	10,639	$314,553	$402,221
Reinvestment of distributions	2,593	4,532	99,718	169,733
Shares redeemed	(6,354)	(14,271)	(247,286)	(542,924)
Net increase (decrease)	4,329	900	$166,985	$29,030

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Mid-Cap Stock	.63%
Actual		$1,000.00	$1,003.80	$3.18
Hypothetical-C		$1,000.00	$1,022.03	$3.21
Class K	.52%
Actual		$1,000.00	$1,004.40	$2.63
Hypothetical-C		$1,000.00	$1,022.58	$2.65

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Mid-Cap Stock Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  Shareholder and Administrative Services.  The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MCS-K-SANN-1218
1.863350.110

Fidelity® Large Cap Stock Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Microsoft Corp.	4.6
Comcast Corp. Class A	3.5
Exxon Mobil Corp.	3.5
Bank of America Corp.	3.3
Altria Group, Inc.	2.9
JPMorgan Chase & Co.	2.8
Apple, Inc.	2.7
Wells Fargo & Co.	2.1
Citigroup, Inc.	2.1
Chevron Corp.	1.9
29.4

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Financials	20.1
Health Care	16.0
Information Technology	15.8
Energy	12.7
Industrials	9.7

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks	97.4%
Convertible Securities	0.2%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 13.1%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	96,785	$2,969
Verizon Communications, Inc.	634,334	36,214
		39,183
Entertainment - 1.3%
The Walt Disney Co.	215,565	24,753
Viacom, Inc. Class B (non-vtg.)	80,497	2,574
Vivendi SA	402,000	9,696
		37,023
Interactive Media & Services - 1.0%
Alphabet, Inc.:
Class A (a)	13,238	14,437
Class C (a)	12,364	13,313
Snap, Inc. Class A (a)(b)	193,700	1,280
		29,030
Media - 4.6%
Charter Communications, Inc. Class A (a)	24,700	7,913
Comcast Corp. Class A	2,669,888	101,830
Discovery Communications, Inc. Class A (a)(b)	228,929	7,415
Interpublic Group of Companies, Inc.	548,913	12,713
Omnicom Group, Inc.	44,134	3,280
		133,151

TOTAL COMMUNICATION SERVICES		238,387

CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.0%
Gentex Corp.	37,100	781
Distributors - 0.1%
LKQ Corp. (a)	64,000	1,745
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	171,394	915
Household Durables - 0.2%
Mohawk Industries, Inc. (a)	28,700	3,580
NVR, Inc. (a)	630	1,411
		4,991
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	68,400	5,766
Target Corp.	80,772	6,755
		12,521
Specialty Retail - 2.0%
L Brands, Inc.	252,836	8,197
Lowe's Companies, Inc.	295,654	28,152
Ross Stores, Inc.	16,713	1,655
Sally Beauty Holdings, Inc. (a)	354,419	6,312
TJX Companies, Inc.	122,416	13,451
		57,767

TOTAL CONSUMER DISCRETIONARY		78,720

CONSUMER STAPLES - 9.0%
Beverages - 1.3%
The Coca-Cola Co.	777,696	37,236
Food & Staples Retailing - 1.8%
Walgreens Boots Alliance, Inc.	108,300	8,639
Walmart, Inc.	434,861	43,608
		52,247
Food Products - 0.3%
The Hershey Co.	88,756	9,510
Household Products - 1.5%
Kimberly-Clark Corp.	22,727	2,370
Procter & Gamble Co.	447,405	39,676
Spectrum Brands Holdings, Inc.	8,400	546
		42,592
Tobacco - 4.1%
Altria Group, Inc.	1,313,414	85,424
British American Tobacco PLC sponsored ADR	815,970	35,413
		120,837

TOTAL CONSUMER STAPLES		262,422

ENERGY - 12.6%
Energy Equipment & Services - 1.7%
Baker Hughes, a GE Co. Class A	470,993	12,571
Ensco PLC Class A	234,683	1,676
National Oilwell Varco, Inc.	297,021	10,930
Oceaneering International, Inc. (a)	329,784	6,246
Schlumberger Ltd.	185,300	9,508
TechnipFMC PLC	328,300	8,634
Transocean Ltd. (United States) (a)	54,600	601
		50,166
Oil, Gas & Consumable Fuels - 10.9%
BP PLC sponsored ADR	757,906	32,870
Cabot Oil & Gas Corp.	457,641	11,089
Cenovus Energy, Inc. (Canada)	4,667,900	39,500
Chevron Corp.	501,675	56,012
Enterprise Products Partners LP	10,441	280
Equinor ASA sponsored ADR	854,722	21,966
Exxon Mobil Corp.	1,256,687	100,133
Hess Corp.	10,722	615
Imperial Oil Ltd.	357,200	11,157
Kosmos Energy Ltd. (a)	1,191,200	7,731
Legacy Reserves, Inc. (a)	335,040	1,411
Suncor Energy, Inc.	621,300	20,841
Teekay Offshore Partners LP	481,176	1,049
The Williams Companies, Inc.	504,369	12,271
		316,925

TOTAL ENERGY		367,091

FINANCIALS - 20.1%
Banks - 13.2%
Bank of America Corp.	3,481,036	95,728
BNP Paribas SA	14,500	758
Citigroup, Inc.	917,351	60,050
First Hawaiian, Inc.	48,200	1,194
JPMorgan Chase & Co.	753,898	82,190
M&T Bank Corp.	24,100	3,986
PNC Financial Services Group, Inc.	203,274	26,119
Standard Chartered PLC (United Kingdom)	1,065	7
SunTrust Banks, Inc.	390,447	24,465
U.S. Bancorp	486,393	25,424
Wells Fargo & Co.	1,160,937	61,797
		381,718
Capital Markets - 4.6%
Cboe Global Markets, Inc.	36,800	4,153
Charles Schwab Corp.	352,736	16,311
KKR & Co. LP	496,167	11,734
Morgan Stanley	501,228	22,886
Northern Trust Corp.	373,269	35,113
State Street Corp.	615,483	42,314
Virtu Financial, Inc. Class A	44,400	1,053
		133,564
Diversified Financial Services - 0.1%
KKR Renaissance Co-Invest LP unit (a)(c)	12,717	4,169
Insurance - 0.8%
Chubb Ltd.	47,600	5,946
MetLife, Inc.	294,673	12,138
The Travelers Companies, Inc.	33,400	4,179
		22,263
Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp. (a)	916,847	11,195
Radian Group, Inc.	1,561,053	29,957
		41,152

TOTAL FINANCIALS		582,866

HEALTH CARE - 16.0%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	196,433	22,014
Alnylam Pharmaceuticals, Inc. (a)	43,999	3,539
Amgen, Inc.	37,217	7,175
AnaptysBio, Inc. (a)	6,000	448
Atara Biotherapeutics, Inc. (a)	87,270	2,982
Insmed, Inc. (a)	186,004	2,716
Intercept Pharmaceuticals, Inc. (a)	147,344	14,146
Mirati Therapeutics, Inc. (a)	56,200	2,100
Spark Therapeutics, Inc. (a)	46,597	2,096
TESARO, Inc. (a)	14,877	430
		57,646
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	1,168,543	42,231
Danaher Corp.	102,358	10,174
Zimmer Biomet Holdings, Inc.	35,903	4,078
		56,483
Health Care Providers & Services - 6.2%
AmerisourceBergen Corp.	207,703	18,278
Anthem, Inc.	54,064	14,898
Cardinal Health, Inc.	393,654	19,919
Cigna Corp.	122,470	26,185
CVS Health Corp.	688,705	49,855
Henry Schein, Inc. (a)	7,400	614
Humana, Inc.	21,349	6,840
McKesson Corp.	232,135	28,961
MEDNAX, Inc. (a)	26,200	1,082
UnitedHealth Group, Inc.	48,424	12,656
		179,288
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	532,469	1,315
Pharmaceuticals - 5.8%
Allergan PLC	23,538	3,719
AstraZeneca PLC sponsored ADR	171,020	6,632
Bayer AG	287,342	22,025
Eli Lilly & Co.	39,600	4,294
GlaxoSmithKline PLC sponsored ADR	1,196,516	46,736
Jazz Pharmaceuticals PLC (a)	108,988	17,309
Johnson & Johnson	279,951	39,190
Perrigo Co. PLC	39,800	2,798
Sanofi SA	59,558	5,322
Teva Pharmaceutical Industries Ltd. sponsored ADR	610,629	12,200
The Medicines Company (a)	15,300	356
TherapeuticsMD, Inc. (a)(b)	1,755,110	8,582
		169,163

TOTAL HEALTH CARE		463,895

INDUSTRIALS - 9.7%
Aerospace & Defense - 1.7%
General Dynamics Corp.	47,880	8,263
Huntington Ingalls Industries, Inc.	3,900	852
United Technologies Corp.	335,527	41,676
		50,791
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	81,880	7,290
FedEx Corp.	20,990	4,625
United Parcel Service, Inc. Class B	379,546	40,437
		52,352
Building Products - 0.0%
A.O. Smith Corp.	13,100	596
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. (a)	93,474	2,532
Stericycle, Inc. (a)	53,462	2,671
		5,203
Electrical Equipment - 0.6%
Acuity Brands, Inc.	97,272	12,221
Hubbell, Inc. Class B	46,703	4,750
Melrose Industries PLC	453,180	977
		17,948
Industrial Conglomerates - 1.7%
3M Co.	4,600	875
General Electric Co.	4,777,343	48,251
		49,126
Machinery - 0.8%
Flowserve Corp.	374,327	17,182
Wabtec Corp.	74,071	6,075
		23,257
Professional Services - 0.3%
Acacia Research Corp. (a)	24,000	79
IHS Markit Ltd. (a)	140,454	7,378
		7,457
Road & Rail - 2.5%
CSX Corp.	105,116	7,238
J.B. Hunt Transport Services, Inc.	151,364	16,742
Knight-Swift Transportation Holdings, Inc. Class A	258,500	8,272
Norfolk Southern Corp.	90,094	15,120
Union Pacific Corp.	178,396	26,085
		73,457
Trading Companies & Distributors - 0.1%
Fastenal Co.	41,492	2,133

TOTAL INDUSTRIALS		282,320

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.9%
Cisco Systems, Inc.	557,145	25,489
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	76,418	3,984
IT Services - 3.5%
IBM Corp.	22,914	2,645
Interxion Holding N.V. (a)	73,869	4,349
MasterCard, Inc. Class A	90,737	17,936
Paychex, Inc.	321,082	21,028
Unisys Corp. (a)	421,429	7,759
Visa, Inc. Class A	335,255	46,215
		99,932
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	26,191	2,192
Applied Materials, Inc.	232,900	7,658
Lam Research Corp.	29,700	4,209
Qualcomm, Inc.	703,065	44,216
		58,275
Software - 6.3%
Micro Focus International PLC	65,800	1,020
Microsoft Corp.	1,246,016	133,097
Oracle Corp.	645,300	31,516
SAP SE sponsored ADR	155,004	16,626
Ultimate Software Group, Inc. (a)	5,825	1,553
		183,812
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	352,091	77,059
Western Digital Corp.	99,500	4,285
		81,344

TOTAL INFORMATION TECHNOLOGY		452,836

MATERIALS - 1.8%
Chemicals - 1.7%
CF Industries Holdings, Inc.	114,433	5,496
DowDuPont, Inc.	51,600	2,782
International Flavors & Fragrances, Inc.	32,400	4,687
Intrepid Potash, Inc. (a)	1,293,189	5,108
LyondellBasell Industries NV Class A	99,262	8,861
Nutrien Ltd.	304,340	16,111
The Scotts Miracle-Gro Co. Class A	34,864	2,327
W.R. Grace & Co.	62,266	4,034
		49,406
Metals & Mining - 0.1%
Lundin Mining Corp.	663,800	2,728

TOTAL MATERIALS		52,134

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	34,084	5,311
Equinix, Inc.	19,128	7,245
Public Storage	18,571	3,816
Simon Property Group, Inc.	5,300	973
		17,345
UTILITIES - 1.1%
Electric Utilities - 1.0%
Duke Energy Corp.	28,100	2,322
Exelon Corp.	336,277	14,732
PPL Corp.	157,769	4,796
Southern Co.	75,839	3,415
Vistra Energy Corp. (a)	175,999	3,983
		29,248
Multi-Utilities - 0.1%
Sempra Energy	12,700	1,399

TOTAL UTILITIES		30,647

TOTAL COMMON STOCKS
(Cost $2,490,658)		2,828,663

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Lyft, Inc. Series I (c)(d)
(Cost $5,926)	125,143	5,926

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $6,968)	6,967,758	3,333

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.23% (f)	52,403,445	52,414
Fidelity Securities Lending Cash Central Fund 2.23% (f)(g)	15,923,772	15,925
TOTAL MONEY MARKET FUNDS
(Cost $68,339)		68,339
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,571,891)		2,906,261
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,710)
NET ASSETS - 100%		$2,902,551

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,427,000 or 0.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
KKR Renaissance Co-Invest LP unit	7/25/13	$1,342
Lyft, Inc. Series I	6/27/18	$5,926
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,968

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$288
Fidelity Securities Lending Cash Central Fund	222
Total	$510

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$238,387	$228,691	$9,696	$--
Consumer Discretionary	78,720	78,720	--	--
Consumer Staples	262,422	262,422	--	--
Energy	367,091	367,091	--	--
Financials	582,866	578,697	4,169	--
Health Care	463,895	436,548	27,347	--
Industrials	282,320	282,320	--	--
Information Technology	458,762	451,816	1,020	5,926
Materials	52,134	52,134	--	--
Real Estate	17,345	17,345	--	--
Utilities	30,647	30,647	--	--
Other	3,333	--	--	3,333
Money Market Funds	68,339	68,339	--	--
Total Investments in Securities:	$2,906,261	$2,854,770	$42,232	$9,259

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.9%
United Kingdom	4.5%
Canada	3.1%
Germany	1.4%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,349) — See accompanying schedule: Unaffiliated issuers (cost $2,503,552)	$2,837,922
Fidelity Central Funds (cost $68,339)	68,339
Total Investment in Securities (cost $2,571,891)		$2,906,261
Restricted cash		116
Receivable for investments sold		13,109
Receivable for fund shares sold		13,116
Dividends receivable		2,392
Distributions receivable from Fidelity Central Funds		111
Prepaid expenses		6
Other receivables		109
Total assets		2,935,220
Liabilities
Payable to custodian bank	$864
Payable for investments purchased	11,722
Payable for fund shares redeemed	2,351
Accrued management fee	1,245
Other affiliated payables	496
Other payables and accrued expenses	60
Collateral on securities loaned	15,931
Total liabilities		32,669
Net Assets		$2,902,551
Net Assets consist of:
Paid in capital		$2,337,223
Total distributable earnings (loss)		565,328
Net Assets, for 90,064 shares outstanding		$2,902,551
Net Asset Value, offering price and redemption price per share ($2,902,551 ÷ 90,064 shares)		$32.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$35,653
Income from Fidelity Central Funds		510
Total income		36,163
Expenses
Management fee
Basic fee	$8,323
Performance adjustment	(2,096)
Transfer agent fees	2,367
Accounting and security lending fees	454
Custodian fees and expenses	39
Independent trustees' fees and expenses	11
Registration fees	51
Audit	28
Legal	8
Interest	8
Miscellaneous	16
Total expenses before reductions	9,209
Expense reductions	(229)
Total expenses after reductions		8,980
Net investment income (loss)		27,183
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	146,872
Redemptions in-kind with affiliated entities	77,760
Fidelity Central Funds	(1)
Foreign currency transactions	(19)
Total net realized gain (loss)		224,612
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(139,466)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		(139,458)
Net gain (loss)		85,154
Net increase (decrease) in net assets resulting from operations		$112,337

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,183	$72,749
Net realized gain (loss)	224,612	768,160
Change in net unrealized appreciation (depreciation)	(139,458)	(303,300)
Net increase (decrease) in net assets resulting from operations	112,337	537,609
Distributions to shareholders	(161,374)	–
Distributions to shareholders from net investment income	–	(59,615)
Distributions to shareholders from net realized gain	–	(121,639)
Total distributions	(161,374)	(181,254)
Share transactions
Proceeds from sales of shares	333,619	3,709,467
Reinvestment of distributions	141,558	172,362
Cost of shares redeemed	(1,387,982)	(5,029,558)
Net increase (decrease) in net assets resulting from share transactions	(912,805)	(1,147,729)
Total increase (decrease) in net assets	(961,842)	(791,374)
Net Assets
Beginning of period	3,864,393	4,655,767
End of period	$2,902,551	$3,864,393
Other Information
Undistributed net investment income end of period		$7,335
Shares
Sold	10,011	113,746
Issued in reinvestment of distributions	4,329	5,376
Redeemed	(41,303)	(153,033)
Net increase (decrease)	(26,963)	(33,911)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$33.02	$30.85	$26.62	$29.28	$27.76	$23.17
Income from Investment Operations
Net investment income (loss)A	.29	.47	.38	.37	.31	.28
Net realized and unrealized gain (loss)	.77	2.87	4.91	(1.74)	2.92	5.48
Total from investment operations	1.06	3.34	5.29	(1.37)	3.23	5.76
Distributions from net investment income	(.20)	(.38)	(.41)	(.32)	(.27)	(.21)
Distributions from net realized gain	(1.65)	(.79)	(.65)	(.97)	(1.44)	(.96)
Total distributions	(1.85)	(1.17)	(1.06)	(1.29)	(1.71)	(1.17)
Net asset value, end of period	$32.23	$33.02	$30.85	$26.62	$29.28	$27.76
Total ReturnB,C	3.13%	10.96%	20.37%	(4.82)%	11.97%	25.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%F	.67%	.62%	.78%	.88%	.88%
Expenses net of fee waivers, if any	.59%F	.67%	.62%	.77%	.88%	.88%
Expenses net of all reductions	.58%F	.66%	.62%	.77%	.88%	.88%
Net investment income (loss)	1.76%F	1.44%	1.33%	1.38%	1.10%	1.08%
Supplemental Data
Net assets, end of period (in millions)	$2,903	$3,864	$4,656	$2,580	$3,207	$2,796
Portfolio turnover rateG	35%F,H	40%H	32%	31%	36%H	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment Income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees expense, redemptions in kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$535,375
Gross unrealized depreciation	(217,949)
Net unrealized appreciation (depreciation)	$317,426
Tax cost	$2,588,835

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $3,449 in this Subsidiary, representing .12% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $546,150 and $1,290,736, respectively.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,511 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $49,745. The Fund had a net realized gain of $20,788 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .40% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,517	1.98%	$8

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 7,586 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $257,324. The net realized gain of $77,760 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 39,788 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash, with a value of $1,317,084. The Fund had a net realized gain of $469,876 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $199.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,465. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $222, including $46 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $200 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $26.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.59%	$1,000.00	$1,031.30	$3.02
Hypothetical-C		$1,000.00	$1,022.23	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Large Cap Stock Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

LCS-SANN-1218
1.465347.121

Fidelity® Small Cap Stock Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
NICE Systems Ltd. sponsored ADR	2.6
CBIZ, Inc.	2.4
Insperity, Inc.	2.0
Allison Transmission Holdings, Inc.	2.0
Primerica, Inc.	1.9
Ebix, Inc.	1.9
Stamps.com, Inc.	1.9
SYNNEX Corp.	1.9
Cable One, Inc.	1.9
Charles River Laboratories International, Inc.	1.9
20.4

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Financials	17.9
Information Technology	16.9
Industrials	16.3
Consumer Discretionary	16.1
Health Care	15.9

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 20.7%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.3%
Interactive Media & Services - 0.2%
Mitula Group Ltd. (a)	5,324,265	$2,564
Media - 2.1%
Cable One, Inc.	30,612	27,420
comScore, Inc. (a)	226,203	3,608
		31,028

TOTAL COMMUNICATION SERVICES		33,592

CONSUMER DISCRETIONARY - 16.1%
Distributors - 0.3%
Educational Development Corp.	312,990	3,834
Diversified Consumer Services - 3.0%
Arco Platform Ltd. Class A	13,500	288
Career Education Corp. (a)	1,690,451	24,309
Collectors Universe, Inc.	403,164	5,806
Laureate Education, Inc. Class A (a)	1,014,643	15,108
		45,511
Hotels, Restaurants & Leisure - 2.7%
Choice Hotels International, Inc.	185,000	13,579
MTY Food Group, Inc.	519,400	26,798
		40,377
Household Durables - 6.1%
Cavco Industries, Inc. (a)	86,627	17,378
Helen of Troy Ltd. (a)	174,064	21,605
LGI Homes, Inc. (a)(b)	396,875	16,982
New Home Co. LLC (a)	1,020,452	7,276
Skyline Champion Corp.	207,834	4,953
TRI Pointe Homes, Inc. (a)	1,832,543	21,807
		90,001
Internet & Direct Marketing Retail - 3.1%
Duluth Holdings, Inc. (a)(b)	453,065	13,923
Kogan.Com Ltd. (b)	315,000	631
Points International Ltd. (a)	257,769	3,212
Stamps.com, Inc. (a)	139,497	28,202
		45,968
Specialty Retail - 0.9%
Boot Barn Holdings, Inc. (a)	262,000	6,466
Winmark Corp.	41,493	6,377
		12,843

TOTAL CONSUMER DISCRETIONARY		238,534

CONSUMER STAPLES - 3.7%
Beverages - 1.7%
National Beverage Corp. (a)(b)	263,000	24,314
Nichols PLC	31,345	539
		24,853
Food & Staples Retailing - 1.8%
BJ's Wholesale Club Holdings, Inc.	233,300	5,168
Performance Food Group Co. (a)	387,771	11,369
Smart & Final Stores, Inc. (a)	2,107,562	10,643
		27,180
Food Products - 0.0%
Armanino Foods of Distinction	380,830	1,066
Personal Products - 0.2%
BWX Ltd. (b)	1,526,042	2,745

TOTAL CONSUMER STAPLES		55,844

ENERGY - 3.8%
Energy Equipment & Services - 1.3%
Dril-Quip, Inc. (a)	379,827	16,165
Profire Energy, Inc. (a)	1,415,716	3,228
RigNet, Inc. (a)	8,719	149
		19,542
Oil, Gas & Consumable Fuels - 2.5%
Midstates Petroleum Co., Inc. (a)	804,225	5,798
Murphy Oil Corp.	535,077	17,048
World Fuel Services Corp.	430,268	13,769
		36,615

TOTAL ENERGY		56,157

FINANCIALS - 17.9%
Banks - 3.9%
Bank of the Ozarks, Inc.	486,221	13,303
Camden National Corp.	193,778	7,858
First Citizen Bancshares, Inc.	10,017	4,274
First Hawaiian, Inc.	380,000	9,416
Hilltop Holdings, Inc.	384,614	7,654
Plumas Bancorp	68,046	1,762
Popular, Inc.	211,148	10,982
West Bancorp., Inc.	141,413	3,110
		58,359
Capital Markets - 4.4%
Ashford, Inc.	101,521	6,400
FactSet Research Systems, Inc.	36,892	8,255
INTL FCStone, Inc. (a)	459,363	20,800
Morningstar, Inc.	211,577	26,405
OM Asset Management Ltd.	312,211	3,559
		65,419
Consumer Finance - 2.1%
Encore Capital Group, Inc. (a)(b)	597,754	15,189
First Cash Financial Services, Inc.	191,758	15,417
		30,606
Diversified Financial Services - 0.6%
Cannae Holdings, Inc. (a)	502,236	9,276
Insurance - 3.1%
First American Financial Corp.	287,862	12,761
Investors Title Co.	20,275	3,690
Primerica, Inc.	263,216	28,885
		45,336
Real Estate Management & Development - 1.3%
The RMR Group, Inc.	252,062	19,126
Thrifts & Mortgage Finance - 2.5%
Essent Group Ltd. (a)	391,911	15,449
Home Bancorp, Inc.	32,666	1,298
LendingTree, Inc. (a)(b)	74,000	14,925
Southern Missouri Bancorp, Inc.	71,943	2,422
Timberland Bancorp, Inc.	122,381	3,551
		37,645

TOTAL FINANCIALS		265,767

HEALTH CARE - 15.9%
Biotechnology - 0.5%
BioGaia AB	18,500	749
Bioventix PLC	19,000	692
Essex Bio-Technology Ltd.	2,690,000	1,749
Ligand Pharmaceuticals, Inc. Class B (a)	11,000	1,813
Shanghai Haohai Biological Technology Co. Ltd. Class H	415,000	2,170
		7,173
Health Care Equipment & Supplies - 3.6%
Boule Diagnostics AB	17,838	140
Hamilton Thorne Ltd. (a)	89,600	68
Kewaunee Scientific Corp.	23,071	660
LivaNova PLC (a)	205,151	22,975
Utah Medical Products, Inc.	83,484	7,278
Varex Imaging Corp. (a)	841,290	21,840
		52,961
Health Care Providers & Services - 5.2%
Chemed Corp.	36,950	11,245
Guardant Health, Inc.	10,600	355
HealthSouth Corp.	308,728	20,777
Magellan Health Services, Inc. (a)	144,851	9,424
MEDNAX, Inc. (a)	459,736	18,982
Ship Healthcare Holdings, Inc.	357,900	12,957
Viemed Healthcare, Inc. (a)	753,800	4,209
		77,949
Health Care Technology - 1.5%
Cegedim SA (a)	2,554	64
Inovalon Holdings, Inc. Class A (a)(b)	2,381,922	22,414
		22,478
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (a)	223,824	27,266
ICON PLC (a)	154,036	21,269
		48,535
Pharmaceuticals - 1.8%
Alliance Pharma PLC	15,282,511	13,049
BioSyent, Inc. (a)	658,308	4,666
Dechra Pharmaceuticals PLC	248,729	7,268
Mallinckrodt PLC (a)	85,000	2,130
		27,113

TOTAL HEALTH CARE		236,209

INDUSTRIALS - 16.3%
Building Products - 2.0%
Continental Building Products, Inc. (a)	617,151	17,163
Reliance Worldwide Corp. Ltd.	45,438	161
Universal Forest Products, Inc.	410,932	11,617
		28,941
Commercial Services & Supplies - 2.3%
Boyd Group Income Fund	226,000	20,654
Loomis AB (B Shares)	337,467	10,436
VSE Corp.	103,541	3,247
		34,337
Construction & Engineering - 1.1%
AECOM (a)	539,432	15,719
Machinery - 4.5%
AGCO Corp.	273,000	15,299
Allison Transmission Holdings, Inc.	675,709	29,785
L.B. Foster Co. Class A (a)	165,672	3,012
Middleby Corp. (a)(b)	169,598	19,046
		67,142
Professional Services - 5.5%
Asiakastieto Group Oyj (c)	31,000	1,018
Barrett Business Services, Inc.	124,900	7,859
CBIZ, Inc. (a)	1,611,445	35,742
Franklin Covey Co. (a)	213,308	4,765
Insperity, Inc.	272,400	29,923
TriNet Group, Inc. (a)	62,058	2,916
		82,223
Trading Companies & Distributors - 0.6%
Textainer Group Holdings Ltd. (a)	752,153	8,823
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Co. LLC	137,500	5,081

TOTAL INDUSTRIALS		242,266

INFORMATION TECHNOLOGY - 16.9%
Electronic Equipment & Components - 1.9%
SYNNEX Corp.	356,126	27,639
Internet Software & Services - 0.3%
MSL Solutions Ltd. (a)	5,025,698	641
Scout24 AG (c)	84,000	3,488
		4,129
IT Services - 6.5%
Cass Information Systems, Inc.	136,891	9,048
Computer Services, Inc.	91,122	4,562
CoreLogic, Inc. (a)	592,719	24,076
Elastic NV	1,500	102
EVO Payments, Inc. Class A	29,000	688
Hackett Group, Inc.	544,514	11,146
Netcompany Group A/S	23,200	767
Presidio, Inc.	825,726	11,065
Prodware	127,829	1,412
Sylogist Ltd.	678,400	6,957
WEX, Inc. (a)	149,219	26,257
		96,080
Software - 8.2%
Cardlytics, Inc. (a)	135,819	2,874
Ceridian HCM Holding, Inc. (b)	5,500	209
CyberArk Software Ltd. (a)	19,500	1,331
Ebix, Inc. (b)	492,731	28,238
Enghouse Systems Ltd.	160,400	8,877
Hansen Technologies Ltd.	3,073,829	7,531
j2 Global, Inc.	248,546	18,104
Micro Focus International PLC	598,550	9,279
NICE Systems Ltd. sponsored ADR (a)(b)	370,163	39,218
QAD, Inc.:
Class A	122,227	5,186
Class B	5,290	165
StoneCo Ltd. Class A (a)	6,000	172
Vitec Software Group AB	85,000	778
		121,962
Technology Hardware, Storage & Peripherals - 0.0%
Astro-Med, Inc.	44,123	852

TOTAL INFORMATION TECHNOLOGY		250,662

MATERIALS - 3.6%
Chemicals - 2.6%
Core Molding Technologies, Inc.	180,897	1,232
Innospec, Inc.	389,047	26,035
NewMarket Corp.	21,800	8,414
Northern Technologies International Corp.	62,785	2,031
		37,712
Containers & Packaging - 1.0%
Silgan Holdings, Inc.	469,191	11,275
UFP Technologies, Inc. (a)	118,355	4,086
		15,361

TOTAL MATERIALS		53,073

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.9%
CoreSite Realty Corp.	72,000	6,758
EPR Properties	89,000	6,118
PS Business Parks, Inc.	15,652	2,044
Store Capital Corp.	462,000	13,412
		28,332
Real Estate Management & Development - 0.6%
Consolidated-Tomoka Land Co.	104,068	6,028
FRP Holdings, Inc. (a)	47,725	2,313
		8,341

TOTAL REAL ESTATE		36,673

UTILITIES - 0.5%
Gas Utilities - 0.5%
Star Gas Partners LP	838,257	8,014
TOTAL COMMON STOCKS
(Cost $1,450,847)		1,476,791

Money Market Funds - 8.4%
Fidelity Cash Central Fund, 2.23% (d)	7,644,039	7,646
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	116,280,455	116,292
TOTAL MONEY MARKET FUNDS
(Cost $123,938)		123,938
TOTAL INVESTMENT IN SECURITIES - 107.9%
(Cost $1,574,785)		1,600,729
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(116,617)
NET ASSETS - 100%		$1,484,112

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,506,000 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$95
Fidelity Securities Lending Cash Central Fund	245
Total	$340

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$33,592	$33,592	$--	$--
Consumer Discretionary	238,534	238,534	--	--
Consumer Staples	55,844	55,844	--	--
Energy	56,157	56,157	--	--
Financials	265,767	265,767	--	--
Health Care	236,209	236,209	--	--
Industrials	242,266	242,266	--	--
Information Technology	250,662	241,383	9,279	--
Materials	53,073	53,073	--	--
Real Estate	36,673	36,673	--	--
Utilities	8,014	8,014	--	--
Money Market Funds	123,938	123,938	--	--
Total Investments in Securities:	$1,600,729	$1,591,450	$9,279	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.3%
Canada	5.1%
United Kingdom	3.9%
Bermuda	3.1%
Israel	2.7%
Ireland	1.5%
Australia	1.1%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $113,786) — See accompanying schedule: Unaffiliated issuers (cost $1,450,847)	$1,476,791
Fidelity Central Funds (cost $123,938)	123,938
Total Investment in Securities (cost $1,574,785)		$1,600,729
Receivable for investments sold		2,739
Receivable for fund shares sold		374
Dividends receivable		882
Distributions receivable from Fidelity Central Funds		62
Prepaid expenses		3
Other receivables		59
Total assets		1,604,848
Liabilities
Payable for investments purchased	$2,370
Payable for fund shares redeemed	1,152
Accrued management fee	589
Other affiliated payables	267
Other payables and accrued expenses	63
Collateral on securities loaned	116,295
Total liabilities		120,736
Net Assets		$1,484,112
Net Assets consist of:
Paid in capital		$1,309,063
Total distributable earnings (loss)		175,049
Net Assets, for 85,991 shares outstanding		$1,484,112
Net Asset Value, offering price and redemption price per share ($1,484,112 ÷ 85,991 shares)		$17.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$7,536
Income from Fidelity Central Funds		340
Total income		7,876
Expenses
Management fee
Basic fee	$5,680
Performance adjustment	(1,807)
Transfer agent fees	1,356
Accounting and security lending fees	261
Custodian fees and expenses	41
Independent trustees' fees and expenses	5
Registration fees	11
Audit	28
Legal	4
Miscellaneous	8
Total expenses before reductions	5,587
Expense reductions	(89)
Total expenses after reductions		5,498
Net investment income (loss)		2,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	147,940
Fidelity Central Funds	(3)
Foreign currency transactions	(18)
Total net realized gain (loss)		147,919
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(182,682)
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		(182,678)
Net gain (loss)		(34,759)
Net increase (decrease) in net assets resulting from operations		$(32,381)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,378	$6,627
Net realized gain (loss)	147,919	297,790
Change in net unrealized appreciation (depreciation)	(182,678)	(135,729)
Net increase (decrease) in net assets resulting from operations	(32,381)	168,688
Distributions to shareholders	(161,353)	–
Distributions to shareholders from net investment income	–	(5,830)
Distributions to shareholders from net realized gain	–	(145,081)
Total distributions	(161,353)	(150,911)
Share transactions
Proceeds from sales of shares	46,416	72,556
Reinvestment of distributions	155,374	145,695
Cost of shares redeemed	(119,414)	(417,777)
Net increase (decrease) in net assets resulting from share transactions	82,376	(199,526)
Redemption fees	–	36
Total increase (decrease) in net assets	(111,358)	(181,713)
Net Assets
Beginning of period	1,595,470	1,777,183
End of period	$1,484,112	$1,595,470
Other Information
Undistributed net investment income end of period		$609
Shares
Sold	2,433	3,733
Issued in reinvestment of distributions	8,273	7,602
Redeemed	(6,265)	(21,501)
Net increase (decrease)	4,441	(10,166)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.56	$19.38	$17.48	$19.92	$20.83	$19.78
Income from Investment Operations
Net investment income (loss)A	.03	.08B	.03	.03	.14	.12C
Net realized and unrealized gain (loss)	(.33)	1.86	2.60	(.50)D	2.50	3.24
Total from investment operations	(.30)	1.94	2.63	(.47)	2.64	3.36
Distributions from net investment income	(.01)	(.07)	–E	(.11)	(.12)	(.06)
Distributions from net realized gain	(1.99)	(1.69)	(.72)	(1.86)	(3.43)	(2.25)
Total distributions	(2.00)	(1.76)	(.73)F	(1.97)	(3.55)	(2.31)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$17.26	$19.56	$19.38	$17.48	$19.92	$20.83
Total ReturnG,H	(2.38)%	10.39%	15.44%	(2.79)%D	14.23%	18.08%
Ratios to Average Net AssetsI,J
Expenses before reductions	.68%K	.82%	1.02%	1.00%	.66%	.68%
Expenses net of fee waivers, if any	.68%K	.82%	1.02%	.99%	.66%	.67%
Expenses net of all reductions	.67%K	.81%	1.02%	.99%	.66%	.67%
Net investment income (loss)	.29%K	.39%B	.14%	.17%	.71%	.57%C
Supplemental Data
Net assets, end of period (in millions)	$1,484	$1,595	$1,777	$1,956	$1,913	$2,050
Portfolio turnover rateL	77%K	63%M	48%	59%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been (2.96)%.

 E Amount represents less than $.005 per share.

 F Total distributions of $.73 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.723 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$192,352
Gross unrealized depreciation	(166,910)
Net unrealized appreciation (depreciation)	$25,442
Tax cost	$1,575,287

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $619,944 and $679,008, respectively.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 2,482 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $49,431. The Fund had a net realized gain of $13,272 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 2,452 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $46,842. The Fund had a net realized gain of $14,026 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,064. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $245, including $8 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $79 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $9.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.68%	$1,000.00	$976.20	$3.39
Hypothetical-C		$1,000.00	$1,021.78	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Small Cap Stock Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SLCX-SANN-1218
1.711817.120

Fidelity® Small Cap Discovery Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Store Capital Corp.	2.9
SYNNEX Corp.	2.8
Silgan Holdings, Inc.	2.7
Conduent, Inc.	2.7
j2 Global, Inc.	2.6
Enstar Group Ltd.	2.5
ShawCor Ltd. Class A	2.5
First Citizen Bancshares, Inc. Class A	2.4
Prosperity Bancshares, Inc.	2.3
ADS Waste Holdings, Inc.	2.3
25.7

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Financials	19.5
Information Technology	15.7
Industrials	15.3
Consumer Discretionary	13.8
Health Care	9.4

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 19.6%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.2%
Atlantic Tele-Network, Inc.	500,000	$42,245,000
Entertainment - 2.1%
Cinemark Holdings, Inc.	1,750,000	72,747,500

TOTAL COMMUNICATION SERVICES		114,992,500

CONSUMER DISCRETIONARY - 13.8%
Distributors - 1.4%
PALTAC Corp.	1,000,000	51,047,990
Hotels, Restaurants & Leisure - 3.4%
Cedar Fair LP (depositary unit)	1,000,000	51,260,000
Hilton Grand Vacations, Inc. (a)	2,500,000	67,175,000
		118,435,000
Household Durables - 5.2%
LGI Homes, Inc. (a)(b)(c)	1,200,000	51,348,000
Taylor Morrison Home Corp. (a)	4,500,000	74,430,000
TRI Pointe Homes, Inc. (a)(b)	5,000,000	59,500,000
		185,278,000
Specialty Retail - 2.0%
Aaron's, Inc. Class A	1,500,000	70,695,000
Textiles, Apparel & Luxury Goods - 1.8%
Emerald Expositions Events, Inc. (c)	4,262,828	62,322,545

TOTAL CONSUMER DISCRETIONARY		487,778,535

CONSUMER STAPLES - 2.7%
Food Products - 0.8%
Inghams Group Ltd. (b)	10,000,000	27,617,850
Tobacco - 1.9%
Universal Corp.	1,000,000	67,860,000

TOTAL CONSUMER STAPLES		95,477,850

ENERGY - 5.0%
Energy Equipment & Services - 4.4%
Oil States International, Inc. (a)(c)	3,000,000	66,810,000
ShawCor Ltd. Class A (c)	5,000,000	90,698,469
		157,508,469
Oil, Gas & Consumable Fuels - 0.6%
PDC Energy, Inc. (a)	250,000	10,612,500
Riviera Resources, Inc. (a)	75,851	1,617,143
Roan Resources, Inc. (a)	500,000	8,135,000
		20,364,643

TOTAL ENERGY		177,873,112

FINANCIALS - 19.5%
Banks - 12.6%
Cullen/Frost Bankers, Inc.	400,000	39,168,000
First Citizen Bancshares, Inc.	166,835	71,176,816
First Citizen Bancshares, Inc. Class A	200,000	85,326,000
First Hawaiian, Inc.	3,000,000	74,340,000
Hilltop Holdings, Inc.	2,750,000	54,725,000
Popular, Inc.	750,000	39,007,500
Prosperity Bancshares, Inc.	1,250,000	81,287,500
		445,030,816
Diversified Financial Services - 0.5%
Cannae Holdings, Inc. (a)	1,000,000	18,470,000
Insurance - 6.4%
Amerisafe, Inc.	750,000	48,817,500
Enstar Group Ltd. (a)	500,000	90,800,000
First American Financial Corp.	1,750,000	77,577,500
Sul America SA unit	1,500,000	9,995,969
		227,190,969

TOTAL FINANCIALS		690,691,785

HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 2.9%
Hill-Rom Holdings, Inc.	700,000	58,856,000
Integra LifeSciences Holdings Corp. (a)	800,000	42,856,000
		101,712,000
Health Care Providers & Services - 2.2%
Magellan Health Services, Inc. (a)	650,000	42,289,000
Ship Healthcare Holdings, Inc.	1,000,000	36,203,306
		78,492,306
Life Sciences Tools & Services - 2.2%
Charles River Laboratories International, Inc. (a)	650,000	79,183,000
Pharmaceuticals - 2.1%
Prestige Brands Holdings, Inc. (a)	2,000,000	72,320,000

TOTAL HEALTH CARE		331,707,306

INDUSTRIALS - 15.3%
Aerospace & Defense - 1.2%
Ultra Electronics Holdings PLC	2,335,100	42,920,343
Airlines - 2.2%
Spirit Airlines, Inc. (a)	1,500,000	77,850,000
Commercial Services & Supplies - 5.8%
ABM Industries, Inc.	2,000,000	61,500,000
ADS Waste Holdings, Inc. (a)	3,000,000	81,270,000
Cimpress NV (a)	500,000	62,495,000
		205,265,000
Electrical Equipment - 1.0%
Regal Beloit Corp.	500,000	35,850,000
Machinery - 1.8%
Apergy Corp. (a)	1,000,000	38,990,000
Mueller Industries, Inc.	1,000,000	24,350,000
		63,340,000
Marine - 0.5%
MPC Container Ships ASA (a)	3,381,000	16,283,732
Professional Services - 1.0%
Capita Group PLC	22,000,000	36,176,895
FTI Consulting, Inc. (a)	10,479	724,204
		36,901,099
Road & Rail - 1.1%
Genesee & Wyoming, Inc. Class A (a)	500,000	39,615,000
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)	100,000	2,791,000
Diploma PLC	200,000	3,361,666
Fortress Transportation & Infrastructure Investors LLC	1,000,000	16,650,000
		22,802,666

TOTAL INDUSTRIALS		540,827,840

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.0%
InterDigital, Inc.	500,000	35,475,000
Electronic Equipment & Components - 5.1%
SYNNEX Corp.	1,250,000	97,012,500
Tech Data Corp. (a)	1,000,000	70,660,000
TTM Technologies, Inc. (a)	1,000,000	11,700,000
		179,372,500
IT Services - 5.7%
Conduent, Inc. (a)	5,000,000	95,500,000
EVERTEC, Inc.	1,000,000	26,080,000
Presidio, Inc. (c)	5,000,000	67,000,000
Tucows, Inc. (a)(b)	250,700	12,580,126
		201,160,126
Software - 3.6%
Hansen Technologies Ltd.	1,230,311	3,014,507
j2 Global, Inc.	1,250,000	91,050,000
Micro Focus International PLC	2,000,000	31,004,433
		125,068,940
Technology Hardware, Storage & Peripherals - 0.3%
Elecom Co. Ltd.	500,000	11,866,885

TOTAL INFORMATION TECHNOLOGY		552,943,451

MATERIALS - 6.1%
Chemicals - 1.1%
Tronox Ltd. Class A	3,500,000	40,075,000
Construction Materials - 2.3%
Wienerberger AG	3,500,000	80,554,068
Containers & Packaging - 2.7%
Silgan Holdings, Inc.	4,000,000	96,120,000

TOTAL MATERIALS		216,749,068

REAL ESTATE - 8.2%
Equity Real Estate Investment Trusts (REITs) - 8.2%
CareTrust (REIT), Inc.	4,000,000	70,640,000
CorePoint Lodging, Inc.	1,000,000	16,370,000
Corporate Office Properties Trust (SBI)	2,500,000	64,600,000
iStar Financial, Inc. (b)(c)	3,552,565	37,301,933
Store Capital Corp.	3,500,000	101,605,000
		290,516,933
UTILITIES - 0.3%
Electric Utilities - 0.3%
Portland General Electric Co.	200,000	9,016,000
TOTAL COMMON STOCKS
(Cost $3,257,641,178)		3,508,574,380
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Mueller Industries, Inc. 6% 3/1/27 (Cost $443,000)	443,000	424,173
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.23% (d)	24,022,870	24,027,674
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	59,686,994	59,692,963
TOTAL MONEY MARKET FUNDS
(Cost $83,720,637)		83,720,637
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $3,341,804,815)		3,592,719,190
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(59,125,185)
NET ASSETS - 100%		$3,533,594,005

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$383,181
Fidelity Securities Lending Cash Central Fund	188,899
Total	$572,080

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amerisafe, Inc.	$59,300,000	$--	$16,535,054	$440,000	$11,753,665	$(5,701,111)	$--
CareTrust (REIT), Inc.	59,445,000	--	8,907,329	1,742,500	1,142,829	18,959,500	--
Emerald Expositions Events, Inc.	86,715,000	--	4,858,599	635,305	(258,983)	(19,274,873)	62,322,545
iStar Financial, Inc.	36,023,009	--	--	319,731	--	1,278,924	37,301,933
LGI Homes, Inc.	--	53,473,258	--	--	--	(2,125,258)	51,348,000
Oil States International, Inc.	125,825,000	--	16,373,595	--	2,487,218	(45,128,623)	66,810,000
Presidio, Inc.	76,600,000	--	--	200,000	--	(9,600,000)	67,000,000
Prestige Brands Holdings, Inc.	88,320,000	--	37,322,024	--	(14,231,695)	35,553,719	--
ShawCor Ltd. Class A	96,732,739	--	--	986,238	--	(6,034,270)	90,698,469
Super Micro Computer, Inc.	44,250,000	--	37,794,678	--	(22,789,634)	16,334,312	--
Total	$673,210,748	$53,473,258	$121,791,279	$4,323,774	$(21,896,600)	$(15,737,680)	$375,480,947

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$114,992,500	$114,992,500	$--	$--
Consumer Discretionary	487,778,535	487,778,535	--	--
Consumer Staples	95,477,850	95,477,850	--	--
Energy	177,873,112	177,873,112	--	--
Financials	690,691,785	690,691,785	--	--
Health Care	331,707,306	331,707,306	--	--
Industrials	540,827,840	540,827,840	--	--
Information Technology	552,943,451	521,939,018	31,004,433	--
Materials	216,749,068	216,749,068	--	--
Real Estate	290,516,933	290,516,933	--	--
Utilities	9,016,000	9,016,000	--	--
Corporate Bonds	424,173	--	424,173	--
Money Market Funds	83,720,637	83,720,637	--	--
Total Investments in Securities:	$3,592,719,190	$3,561,290,584	$31,428,606	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.4%
United Kingdom	3.2%
Japan	2.7%
Bermuda	2.5%
Canada	2.5%
Austria	2.3%
Australia	2.0%
Puerto Rico	1.8%
Netherlands	1.8%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $57,962,558) — See accompanying schedule: Unaffiliated issuers (cost $2,817,862,912)	$3,133,517,605
Fidelity Central Funds (cost $83,720,638)	83,720,638
Other affiliated issuers (cost $440,221,265)	375,480,947
Total Investment in Securities (cost $3,341,804,815)		$3,592,719,190
Receivable for investments sold		7,932,495
Receivable for fund shares sold		1,010,385
Dividends receivable		2,633,561
Interest receivable		4,430
Distributions receivable from Fidelity Central Funds		100,165
Prepaid expenses		8,375
Other receivables		95,951
Total assets		3,604,504,552
Liabilities
Payable for investments purchased	$3,623,289
Payable for fund shares redeemed	5,614,576
Accrued management fee	1,275,962
Other affiliated payables	642,269
Other payables and accrued expenses	60,932
Collateral on securities loaned	59,693,519
Total liabilities		70,910,547
Net Assets		$3,533,594,005
Net Assets consist of:
Paid in capital		$2,822,263,285
Total distributable earnings (loss)		711,330,720
Net Assets, for 144,979,423 shares outstanding		$3,533,594,005
Net Asset Value, offering price and redemption price per share ($3,533,594,005 ÷ 144,979,423 shares)		$24.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends (including $4,323,774 earned from other affiliated issuers)		$32,075,789
Interest		68,026
Income from Fidelity Central Funds		572,080
Total income		32,715,895
Expenses
Management fee
Basic fee	$14,571,496
Performance adjustment	(5,205,215)
Transfer agent fees	3,509,743
Accounting and security lending fees	525,586
Custodian fees and expenses	46,469
Independent trustees' fees and expenses	13,245
Registration fees	30,702
Audit	28,414
Legal	5,835
Miscellaneous	18,093
Total expenses before reductions	13,544,368
Expense reductions	(182,135)
Total expenses after reductions		13,362,233
Net investment income (loss)		19,353,662
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	461,844,154
Fidelity Central Funds	(1,009)
Other affiliated issuers	(21,896,600)
Foreign currency transactions	(141,581)
Total net realized gain (loss)		439,804,964
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(612,833,086)
Affiliated issuers	(15,737,680)
Assets and liabilities in foreign currencies	13,173
Total change in net unrealized appreciation (depreciation)		(628,557,593)
Net gain (loss)		(188,752,629)
Net increase (decrease) in net assets resulting from operations		$(169,398,967)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,353,662	$31,111,783
Net realized gain (loss)	439,804,964	1,124,609,868
Change in net unrealized appreciation (depreciation)	(628,557,593)	(878,434,661)
Net increase (decrease) in net assets resulting from operations	(169,398,967)	277,286,990
Distributions to shareholders	(607,456,548)	–
Distributions to shareholders from net investment income	–	(30,365,108)
Distributions to shareholders from net realized gain	–	(642,336,031)
Total distributions	(607,456,548)	(672,701,139)
Share transactions
Proceeds from sales of shares	132,720,245	368,900,524
Reinvestment of distributions	565,110,222	617,878,103
Cost of shares redeemed	(894,832,783)	(1,716,978,022)
Net increase (decrease) in net assets resulting from share transactions	(197,002,316)	(730,199,395)
Redemption fees	–	91,951
Total increase (decrease) in net assets	(973,857,831)	(1,125,521,593)
Net Assets
Beginning of period	4,507,451,836	5,632,973,429
End of period	$3,533,594,005	$4,507,451,836
Other Information
Undistributed net investment income end of period		$6,957,019
Shares
Sold	4,890,093	12,052,303
Issued in reinvestment of distributions	20,914,516	20,441,252
Redeemed	(33,048,798)	(56,034,178)
Net increase (decrease)	(7,244,189)	(23,540,623)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Discovery Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$29.61	$32.05	$27.81	$30.62	$30.77	$27.46
Income from Investment Operations
Net investment income (loss)A	.12	.19	.20	.15	.11	.05
Net realized and unrealized gain (loss)	(1.23)	1.53	4.18	(.99)	3.00	5.10
Total from investment operations	(1.11)	1.72	4.38	(.84)	3.11	5.15
Distributions from net investment income	(.06)	(.19)	(.14)	(.15)	(.08)	(.03)
Distributions from net realized gain	(4.07)	(3.97)	–	(1.82)	(3.18)	(1.81)
Total distributions	(4.13)	(4.16)	(.14)	(1.97)	(3.26)	(1.84)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$24.37	$29.61	$32.05	$27.81	$30.62	$30.77
Total ReturnC,D	(5.13)%	5.46%	15.76%	(2.94)%	10.62%	19.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.69%	.87%	1.01%	1.06%	1.01%
Expenses net of fee waivers, if any	.64%G	.69%	.87%	1.01%	1.06%	1.01%
Expenses net of all reductions	.63%G	.68%	.87%	1.00%	1.05%	1.01%
Net investment income (loss)	.92%G	.61%	.66%	.53%	.36%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$3,533,594	$4,507,452	$5,632,973	$5,330,816	$6,052,079	$6,457,900
Portfolio turnover rateH	37%G	41%	18%	25%	13%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$592,506,269
Gross unrealized depreciation	(341,591,894)
Net unrealized appreciation (depreciation)	$250,914,375
Tax cost	$3,341,804,815

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $765,739,327 and $1,535,754,191, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .44% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $34,555 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,738 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,897,568. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $188,899, including $2,055 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $155,414 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,644.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $25,077.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.64%	$1,000.00	$948.70	$3.14
Hypothetical-C		$1,000.00	$1,021.98	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Small Cap Discovery Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SMR-SANN-1218
1.749363.118

Fidelity® Series Small Cap Discovery Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
First Citizen Bancshares, Inc.	3.4
j2 Global, Inc.	2.8
Store Capital Corp.	2.8
Cinemark Holdings, Inc.	2.6
Spirit Airlines, Inc.	2.5
SYNNEX Corp.	2.5
Conduent, Inc.	2.4
First Hawaiian, Inc.	2.4
Prestige Brands Holdings, Inc.	2.3
First American Financial Corp.	2.2
25.9

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Financials	19.4
Industrials	18.1
Information Technology	16.3
Consumer Discretionary	12.3
Health Care	11.1

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 16.5%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc.	200,000	$16,898,000
Entertainment - 2.6%
Cinemark Holdings, Inc.	1,000,000	41,570,000

TOTAL COMMUNICATION SERVICES		58,468,000

CONSUMER DISCRETIONARY - 12.3%
Hotels, Restaurants & Leisure - 3.8%
Cedar Fair LP (depositary unit)	500,000	25,630,000
Hilton Grand Vacations, Inc. (a)	1,250,000	33,587,500
		59,217,500
Household Durables - 4.9%
LGI Homes, Inc. (a)(b)	500,000	21,395,000
Meritage Homes Corp. (a)	250,000	9,312,500
Taylor Morrison Home Corp. (a)	1,750,000	28,945,000
TRI Pointe Homes, Inc. (a)	1,500,000	17,850,000
		77,502,500
Specialty Retail - 2.2%
Aaron's, Inc. Class A	750,000	35,347,500
Textiles, Apparel & Luxury Goods - 1.4%
Emerald Expositions Events, Inc.	1,500,000	21,930,000

TOTAL CONSUMER DISCRETIONARY		193,997,500

CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Inghams Group Ltd.	3,500,000	9,666,247
Post Holdings, Inc. (a)	100,000	8,842,000
		18,508,247
ENERGY - 4.2%
Energy Equipment & Services - 3.6%
Oil States International, Inc. (a)	1,200,000	26,724,000
ShawCor Ltd. Class A	1,051,745	19,078,332
Total Energy Services, Inc.	1,458,030	10,554,921
		56,357,253
Oil, Gas & Consumable Fuels - 0.6%
PDC Energy, Inc. (a)	250,000	10,612,500

TOTAL ENERGY		66,969,753

FINANCIALS - 19.4%
Banks - 13.3%
BOK Financial Corp.	300,000	25,719,000
Cullen/Frost Bankers, Inc.	200,000	19,584,000
First Citizen Bancshares, Inc.	125,000	53,328,751
First Hawaiian, Inc.	1,500,000	37,170,000
Hilltop Holdings, Inc.	1,000,000	19,900,000
Popular, Inc.	400,000	20,804,000
Prosperity Bancshares, Inc.	500,000	32,515,000
		209,020,751
Capital Markets - 2.5%
Monex Group, Inc. (b)	3,000,000	11,831,435
OM Asset Management Ltd.	2,500,000	28,500,000
		40,331,435
Diversified Financial Services - 0.6%
Cannae Holdings, Inc. (a)	500,000	9,235,000
Insurance - 3.0%
Enstar Group Ltd. (a)	50,000	9,080,000
First American Financial Corp.	800,000	35,464,000
Sul America SA unit	400,000	2,665,592
		47,209,592

TOTAL FINANCIALS		305,796,778

HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 4.1%
Hill-Rom Holdings, Inc.	350,000	29,428,000
Integra LifeSciences Holdings Corp. (a)	350,000	18,749,500
LivaNova PLC (a)	150,000	16,798,500
		64,976,000
Health Care Providers & Services - 3.1%
Civitas Solutions, Inc. (a)(c)	2,329,845	33,689,559
Magellan Health Services, Inc. (a)	230,000	14,963,800
		48,653,359
Life Sciences Tools & Services - 1.6%
Charles River Laboratories International, Inc. (a)	200,000	24,364,000
Pharmaceuticals - 2.3%
Prestige Brands Holdings, Inc. (a)	1,000,000	36,160,000

TOTAL HEALTH CARE		174,153,359

INDUSTRIALS - 18.1%
Aerospace & Defense - 0.8%
Ultra Electronics Holdings PLC	700,500	12,875,551
Airlines - 2.5%
Spirit Airlines, Inc. (a)	750,000	38,925,000
Commercial Services & Supplies - 6.9%
ABM Industries, Inc.	1,000,000	30,750,000
ADS Waste Holdings, Inc. (a)	1,000,000	27,090,000
Cimpress NV (a)	250,000	31,247,500
Knoll, Inc.	1,000,000	19,850,000
		108,937,500
Electrical Equipment - 1.4%
Regal Beloit Corp.	300,000	21,510,000
Machinery - 2.5%
Apergy Corp. (a)	500,000	19,495,000
Mueller Industries, Inc.	800,000	19,480,000
		38,975,000
Marine - 0.6%
MPC Container Ships ASA (a)	2,000,000	9,632,494
Professional Services - 1.0%
Capita Group PLC	10,000,000	16,444,043
Road & Rail - 1.5%
Genesee & Wyoming, Inc. Class A (a)	300,000	23,769,000
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc. (a)	50,000	1,395,500
Fortress Transportation & Infrastructure Investors LLC	750,000	12,487,500
		13,883,000

TOTAL INDUSTRIALS		284,951,588

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.1%
InterDigital, Inc.	250,000	17,737,500
Electronic Equipment & Components - 5.1%
SYNNEX Corp.	500,000	38,805,000
Tech Data Corp. (a)	500,000	35,330,000
TTM Technologies, Inc. (a)	500,000	5,850,000
		79,985,000
IT Services - 6.1%
Computer Services, Inc.	313,024	15,673,112
Conduent, Inc. (a)	2,000,000	38,200,000
EVERTEC, Inc.	350,000	9,128,000
Presidio, Inc.	2,200,000	29,480,000
Tucows, Inc. (a)(b)	100,000	5,018,000
		97,499,112
Software - 3.6%
Hansen Technologies Ltd.	507,694	1,243,951
j2 Global, Inc.	600,000	43,704,000
Micro Focus International PLC	750,000	11,626,662
		56,574,613
Technology Hardware, Storage & Peripherals - 0.4%
Elecom Co. Ltd.	250,000	5,933,443

TOTAL INFORMATION TECHNOLOGY		257,729,668

MATERIALS - 4.2%
Chemicals - 0.7%
Tronox Ltd. Class A	1,000,000	11,450,000
Construction Materials - 1.5%
Wienerberger AG	1,000,000	23,015,448
Containers & Packaging - 2.0%
Silgan Holdings, Inc.	1,300,000	31,239,000

TOTAL MATERIALS		65,704,448

REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 8.0%
CareTrust (REIT), Inc.	1,000,000	17,660,000
CorePoint Lodging, Inc.	500,000	8,185,000
Corporate Office Properties Trust (SBI)	1,000,000	25,840,000
iStar Financial, Inc.	1,000,000	10,500,000
Spirit Realty Capital, Inc.	2,500,000	19,550,000
Store Capital Corp.	1,500,000	43,545,000
		125,280,000
UTILITIES - 0.5%
Gas Utilities - 0.5%
Southwest Gas Holdings, Inc.	100,000	7,727,000
TOTAL COMMON STOCKS
(Cost $1,497,182,016)		1,559,286,341
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Mueller Industries, Inc. 6% 3/1/27 (Cost $280,000)	280,000	268,100
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 2.23% (d)	15,728,170	15,731,316
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	36,517,741	36,521,393
TOTAL MONEY MARKET FUNDS
(Cost $52,252,709)		52,252,709
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $1,549,714,725)		1,611,807,150
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(36,210,139)
NET ASSETS - 100%		$1,575,597,011

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$215,949
Fidelity Securities Lending Cash Central Fund	214,133
Total	$430,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Civitas Solutions, Inc.	$35,625,000	$--	$2,795,289	$--	$(345,034)	$1,204,882	$33,689,559
Total	$35,625,000	$--	$2,795,289	$--	$(345,034)	$1,204,882	$33,689,559

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$58,468,000	$58,468,000	$--	$--
Consumer Discretionary	193,997,500	193,997,500	--	--
Consumer Staples	18,508,247	18,508,247	--	--
Energy	66,969,753	66,969,753	--	--
Financials	305,796,778	305,796,778	--	--
Health Care	174,153,359	174,153,359	--	--
Industrials	284,951,588	284,951,588	--	--
Information Technology	257,729,668	246,103,006	11,626,662	--
Materials	65,704,448	65,704,448	--	--
Real Estate	125,280,000	125,280,000	--	--
Utilities	7,727,000	7,727,000	--	--
Corporate Bonds	268,100	--	268,100	--
Money Market Funds	52,252,709	52,252,709	--	--
Total Investments in Securities:	$1,611,807,150	$1,599,912,388	$11,894,762	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.5%
United Kingdom	5.3%
Netherlands	2.0%
Puerto Rico	1.9%
Canada	1.9%
Austria	1.5%
Australia	1.4%
Japan	1.1%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,496,259) — See accompanying schedule: Unaffiliated issuers (cost $1,458,622,996)	$1,525,864,882
Fidelity Central Funds (cost $52,252,709)	52,252,709
Other affiliated issuers (cost $38,839,020)	33,689,559
Total Investment in Securities (cost $1,549,714,725)		$1,611,807,150
Foreign currency held at value (cost $56,590)		56,590
Receivable for investments sold		59
Receivable for fund shares sold		2,822,160
Dividends receivable		571,817
Interest receivable		2,831
Distributions receivable from Fidelity Central Funds		65,575
Other receivables		170,812
Total assets		1,615,496,994
Liabilities
Payable for investments purchased	$1,379,847
Payable for fund shares redeemed	1,986,095
Other payables and accrued expenses	12,980
Collateral on securities loaned	36,521,061
Total liabilities		39,899,983
Net Assets		$1,575,597,011
Net Assets consist of:
Paid in capital		$1,412,487,924
Total distributable earnings (loss)		163,109,087
Net Assets		$1,575,597,011
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($1,575,597,011 ÷ 142,123,257 shares)		$11.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$12,159,352
Non-Cash dividends		2,113,923
Interest		40,837
Income from Fidelity Central Funds		430,082
Total income		14,744,194
Expenses
Custodian fees and expenses	$19,301
Independent trustees' fees and expenses	5,225
Miscellaneous	2,270
Total expenses		26,796
Net investment income (loss)		14,717,398
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	86,748,453
Fidelity Central Funds	(824)
Other affiliated issuers	(345,034)
Foreign currency transactions	(4,440)
Total net realized gain (loss)		86,398,155
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(187,559,046)
Affiliated issuers	1,204,882
Assets and liabilities in foreign currencies	5,984
Total change in net unrealized appreciation (depreciation)		(186,348,180)
Net gain (loss)		(99,950,025)
Net increase (decrease) in net assets resulting from operations		$(85,232,627)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,717,398	$19,300,450
Net realized gain (loss)	86,398,155	193,792,080
Change in net unrealized appreciation (depreciation)	(186,348,180)	(93,337,372)
Net increase (decrease) in net assets resulting from operations	(85,232,627)	119,755,158
Distributions to shareholders	(102,202,678)	–
Distributions to shareholders from net investment income	–	(20,661,296)
Total distributions	(102,202,678)	(20,661,296)
Share transactions - net increase (decrease)	48,578,551	(50,275,058)
Total increase (decrease) in net assets	(138,856,754)	48,818,804
Net Assets
Beginning of period	1,714,453,765	1,665,634,961
End of period	$1,575,597,011	$1,714,453,765
Other Information
Undistributed net investment income end of period		$4,801,162

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Small Cap Discovery Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.40	$11.69	$10.16	$11.23	$10.16	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.14	.09C	.03	.02	.02
Net realized and unrealized gain (loss)	(.67)	.71	1.49	(.54)	1.28	.15
Total from investment operations	(.57)	.85	1.58	(.51)	1.30	.17
Distributions from net investment income	(.05)	(.14)	(.05)	(.02)	(.02)	(.01)
Distributions from net realized gain	(.69)	–	–	(.54)	(.21)	–
Total distributions	(.74)	(.14)	(.05)	(.56)	(.23)	(.01)
Net asset value, end of period	$11.09	$12.40	$11.69	$10.16	$11.23	$10.16
Total ReturnD,E	(5.24)%	7.33%	15.60%	(4.82)%	12.92%	1.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	.06%	.87%	.96%	.97%	.97%H
Expenses net of fee waivers, if any	- %H,I	.06%	.87%	.96%	.97%	.97%H
Expenses net of all reductions	- %H,I	.05%	.86%	.95%	.97%	.96%H
Net investment income (loss)	1.69%H	1.15%	.80%C	.29%	.17%	.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,575,597	$1,714,454	$652,818	$614,362	$659,747	$572,515
Portfolio turnover rateJ	47%H	44%	24%	35%	28%	29%K,L

 A For the period November 7, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Series Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Small Cap Discovery.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$213,459,697
Gross unrealized depreciation	(151,367,272)
Net unrealized appreciation (depreciation)	$62,092,425
Tax cost	$1,549,714,725

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $399,646,202 and $441,906,982, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,265 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,271 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,776,372. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $214,133, including $237 from securities loaned to FCM.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Distributions to shareholders
Series Small Cap Discovery	$102,202,678	$–
Total	$102,202,678	$–
From net investment income
Series Small Cap Discovery	$–	$15,635,148
Class F	–	5,026,148
Total	$–	$20,661,296

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018	Year ended April 30, 2018	Six months ended October 31, 2018	Year ended April 30, 2018
Series Small Cap Discovery
Shares sold	4,241,300	96,171,488	$51,668,726	$1,101,331,795
Reinvestment of distributions	8,255,467	1,267,885	102,202,678	15,635,148
Shares redeemed	(8,660,052)	(15,019,418)	(105,292,853)	(180,378,441)
Net increase (decrease)	3,836,715	82,419,955	$48,578,551	$936,588,502
Class F
Shares sold	–	2,548,036	$–	$29,763,723
Reinvestment of distributions	–	428,852	–	5,026,148
Shares redeemed	–	(89,584,939)	–	(1,021,653,431)
Net increase (decrease)	–	(86,608,051)	$–	$(986,863,560)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Series Small Cap Discovery	- %C
Actual		$1,000.00	$947.60	$-D
Hypothetical-E		$1,000.00	$1,025.21	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series Small Cap Discovery Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for the fund; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

XS4-SANN-1218
1.968032.104

Fidelity® Event Driven Opportunities Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
CorePoint Lodging, Inc.	10.8
Zooplus AG	8.3
AO World PLC	7.7
Alliance Data Systems Corp.	7.5
Brighthouse Financial, Inc.	3.3
WisdomTree Investments, Inc.	3.3
SLM Corp.	3.3
KKR & Co. LP	3.1
Waddell & Reed Financial, Inc. Class A	3.0
Mellanox Technologies Ltd.	2.2
52.5

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	30.6
Consumer Discretionary	18.6
Financials	16.0
Real Estate	12.2
Industrials	2.4

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks and Equity Futures	94.5%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

 * Foreign investments - 26.9%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.9%
	Shares	Value
CONSUMER DISCRETIONARY - 18.6%
Hotels, Restaurants & Leisure - 0.0%
Wyndham Hotels & Resorts, Inc.	800	$39,432
Household Durables - 0.4%
Hamilton Beach Brands Holding Co. Class A	62,171	1,443,611
Internet & Direct Marketing Retail - 16.0%
AO World PLC (a)	15,908,656	27,126,148
Boohoo.Com PLC (a)	14,100	38,370
Ocado Group PLC (a)	6,600	72,146
Zooplus AG (a)(b)	175,071	28,990,607
		56,227,271
Multiline Retail - 0.0%
Avenue Supermarts Ltd. (a)(c)	2,161	39,093
Specialty Retail - 2.2%
Cars.com, Inc. (a)	286,748	7,486,990

TOTAL CONSUMER DISCRETIONARY		65,236,397

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
SunOpta, Inc. (a)	6,688	49,625
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	1,626	33,967
FINANCIALS - 16.0%
Capital Markets - 12.7%
Brighthouse Financial, Inc. (a)	293,419	11,628,195
Interactive Brokers Group, Inc.	700	34,587
KKR & Co. LP	453,673	10,729,366
Waddell & Reed Financial, Inc. Class A (b)	552,613	10,538,330
WisdomTree Investments, Inc.	1,493,070	11,601,154
		44,531,632
Consumer Finance - 3.3%
Encore Capital Group, Inc. (a)	978	24,851
SLM Corp. (a)	1,137,400	11,533,236
		11,558,087
Diversified Financial Services - 0.0%
Rafael Holdings, Inc. (a)	33,900	275,946

TOTAL FINANCIALS		56,365,665

INDUSTRIALS - 2.4%
Airlines - 1.3%
AirAsia Group BHD	6,783,100	4,263,246
Ryanair Holdings PLC sponsored ADR (a)	500	41,400
Wizz Air Holdings PLC (a)(c)	1,361	44,726
		4,349,372
Machinery - 1.1%
Momentum Group AB Class B	392,244	3,943,378

TOTAL INDUSTRIALS		8,292,750

INFORMATION TECHNOLOGY - 30.6%
Communications Equipment - 0.0%
Carvana Co. Class A (a)(b)	700	27,125
Electronic Equipment & Components - 4.3%
Cardtronics PLC (a)	270,652	7,350,908
Knowles Corp. (a)	473,700	7,664,466
		15,015,374
IT Services - 11.7%
Alliance Data Systems Corp.	127,770	26,343,619
Conduent, Inc. (a)	369,932	7,065,701
DXC Technology Co.	403	29,350
Perspecta, Inc.	306,951	7,517,230
		40,955,900
Semiconductors & Semiconductor Equipment - 6.4%
Marvell Technology Group Ltd.	446,000	7,318,860
Mellanox Technologies Ltd. (a)	91,800	7,774,542
Versum Materials, Inc.	232,893	7,350,103
		22,443,505
Software - 4.3%
Black Knight, Inc. (a)	158,618	7,735,800
LogMeIn, Inc.	442	38,065
Micro Focus International PLC sponsored ADR	2,338	35,865
Symantec Corp.	411,600	7,470,540
		15,280,270
Technology Hardware, Storage & Peripherals - 3.9%
3D Systems Corp. (a)(b)	508,983	6,148,515
Diebold Nixdorf, Inc. (b)	66,890	260,871
Seagate Technology LLC	179,997	7,241,279
		13,650,665

TOTAL INFORMATION TECHNOLOGY		107,372,839

Media & Entertainment - 2.1%
Media - 2.1%
comScore, Inc. (a)	461,332	7,358,245
REAL ESTATE - 12.2%
Equity Real Estate Investment Trusts (REITs) - 12.2%
CorePoint Lodging, Inc.	2,325,720	38,072,038
JBG SMITH Properties	130,341	4,885,181
		42,957,219
Real Estate Management & Development - 0.0%
Midland Holdings Ltd.	16,000	2,693

TOTAL REAL ESTATE		42,959,912

TOTAL COMMON STOCKS
(Cost $307,050,499)		287,669,400
	Principal Amount	Value

U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills, yield at date of purchase 2.01% to 2.3% 11/8/18 to 1/24/19 (d)
(Cost $2,852,482)	2,860,000	2,852,357
	Shares	Value

Money Market Funds - 27.1%
Fidelity Cash Central Fund, 2.23% (e)	73,093,724	$73,108,343
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	21,992,926	21,995,125
TOTAL MONEY MARKET FUNDS
(Cost $95,102,546)		95,103,468
TOTAL INVESTMENT IN SECURITIES - 109.8%
(Cost $405,005,527)		385,625,225
NET OTHER ASSETS (LIABILITIES) - (9.8)%		(34,471,268)
NET ASSETS - 100%		$351,153,957

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	80	Dec. 2018	$6,047,600	$(811,535)	$(811,535)
CME E-mini S&P 500 Index Contracts (United States)	283	Dec. 2018	38,362,065	(2,736,246)	(2,736,246)
TOTAL FUTURES CONTRACTS					$(3,547,781)

The notional amount of futures purchased as a percentage of Net Assets is 12.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,819 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,031,474.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$657,619
Fidelity Securities Lending Cash Central Fund	334,152
Total	$991,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,358,245	$7,358,245	$--	$--
Consumer Discretionary	65,236,397	65,236,397	--	--
Consumer Staples	49,625	49,625	--	--
Energy	33,967	33,967	--	--
Financials	56,365,665	56,365,665	--	--
Industrials	8,292,750	8,292,750	--	--
Information Technology	107,372,839	107,372,839	--	--
Real Estate	42,959,912	42,959,912	--	--
U.S. Government and Government Agency Obligations	2,852,357	--	2,852,357	--
Money Market Funds	95,103,468	95,103,468	--	--
Total Investments in Securities:	$385,625,225	$382,772,868	$2,852,357	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,547,781)	$(3,547,781)	$--	$--
Total Liabilities	$(3,547,781)	$(3,547,781)	$--	$--
Total Derivative Instruments:	$(3,547,781)	$(3,547,781)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$4,056,768

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(3,547,781)
Total Equity Risk	0	(3,547,781)
Total Value of Derivatives	$0	$(3,547,781)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.1%
United Kingdom	9.8%
Germany	8.3%
Israel	2.2%
Bermuda	2.1%
Ireland	2.1%
Malaysia	1.3%
Sweden	1.1%
Others (Individually Less Than 1%)	0.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,280,675) — See accompanying schedule: Unaffiliated issuers (cost $309,902,981)	$290,521,757
Fidelity Central Funds (cost $95,102,546)	95,103,468
Total Investment in Securities (cost $405,005,527)		$385,625,225
Receivable for investments sold		11,027,086
Receivable for fund shares sold		224,481
Dividends receivable		161,302
Distributions receivable from Fidelity Central Funds		163,288
Receivable for daily variation margin on futures contracts		345,500
Prepaid expenses		922
Other receivables		31,320
Total assets		397,579,124
Liabilities
Payable for investments purchased	$5,204,559
Payable for fund shares redeemed	18,867,414
Accrued management fee	258,442
Other affiliated payables	76,238
Other payables and accrued expenses	26,074
Collateral on securities loaned	21,992,440
Total liabilities		46,425,167
Net Assets		$351,153,957
Net Assets consist of:
Paid in capital		$352,124,319
Total distributable earnings (loss)		(970,362)
Net Assets, for 27,690,781 shares outstanding		$351,153,957
Net Asset Value, offering price and redemption price per share ($351,153,957 ÷ 27,690,781 shares)		$12.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$3,008,737
Interest		25,532
Income from Fidelity Central Funds (including $334,152 from security lending)		991,771
Total income		4,026,040
Expenses
Management fee
Basic fee	$1,933,233
Performance adjustment	49,747
Transfer agent fees	395,656
Accounting and security lending fees	92,491
Custodian fees and expenses	8,582
Independent trustees' fees and expenses	1,398
Registration fees	19,393
Audit	19,824
Legal	2,858
Miscellaneous	1,413
Total expenses before reductions	2,524,595
Expense reductions	(45,801)
Total expenses after reductions		2,478,794
Net investment income (loss)		1,547,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,330,025
Fidelity Central Funds	1,117
Foreign currency transactions	12,475
Futures contracts	1,842,568
Total net realized gain (loss)		20,186,185
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(58,756,687)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(556)
Futures contracts	(2,071,701)
Total change in net unrealized appreciation (depreciation)		(60,828,943)
Net gain (loss)		(40,642,758)
Net increase (decrease) in net assets resulting from operations		$(39,095,512)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,547,246	$291,935
Net realized gain (loss)	20,186,185	52,170,544
Change in net unrealized appreciation (depreciation)	(60,828,943)	(1,870,427)
Net increase (decrease) in net assets resulting from operations	(39,095,512)	50,592,052
Distributions to shareholders	(11,227,746)	–
Distributions to shareholders from net investment income	–	(242,124)
Distributions to shareholders from net realized gain	–	(39,805,952)
Total distributions	(11,227,746)	(40,048,076)
Share transactions
Proceeds from sales of shares	63,977,656	238,513,115
Reinvestment of distributions	10,489,600	37,303,360
Cost of shares redeemed	(139,243,984)	(175,498,394)
Net increase (decrease) in net assets resulting from share transactions	(64,776,728)	100,318,081
Total increase (decrease) in net assets	(115,099,986)	110,862,057
Net Assets
Beginning of period	466,253,943	355,391,886
End of period	$351,153,957	$466,253,943
Other Information
Undistributed net investment income end of period		$5,114
Shares
Sold	4,465,976	16,783,267
Issued in reinvestment of distributions	722,424	2,726,787
Redeemed	(10,130,571)	(12,397,405)
Net increase (decrease)	(4,942,171)	7,112,649

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Event Driven Opportunities Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$14.29	$13.93	$11.04	$11.36	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.01	–C	.14D	.06	.03E
Net realized and unrealized gain (loss)	(1.32)	1.71	3.12	(.35)F	.95G	.55H
Total from investment operations	(1.27)	1.72	3.12	(.21)	1.01	.58
Distributions from net investment income	–	(.01)	(.09)I	(.06)	(.06)	(.01)
Distributions from net realized gain	(.34)	(1.35)	(.14)I	(.05)	(.16)	–
Total distributions	(.34)	(1.36)	(.23)	(.11)	(.22)	(.01)
Net asset value, end of period	$12.68	$14.29	$13.93	$11.04	$11.36	$10.57
Total ReturnJ,K	(9.21)%	12.89%	28.57%	(1.89)%F	9.64%G	5.77%H
Ratios to Average Net AssetsL,M
Expenses before reductions	1.10%N	1.12%	1.11%	1.06%	1.13%	1.52%N
Expenses net of fee waivers, if any	1.10%N	1.12%	1.11%	1.06%	1.13%	1.30%N
Expenses net of all reductions	1.08%N	1.10%	1.10%	1.04%	1.12%	1.30%N
Net investment income (loss)	.67%N	.07%	.01%	1.31%D	.58%	.82%E,N
Supplemental Data
Net assets, end of period (000 omitted)	$351,154	$466,254	$355,392	$168,612	$193,389	$60,572
Portfolio turnover rateO	72%N	89%	117%	111%	119%	56%P

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.92)%.

 G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 9.57%.

 H Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.67%.

 I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 J Total returns for periods of less than one year are not annualized.

 K Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 L Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 M Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 N Annualized

 O Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 P Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Event Driven Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,824,389
Gross unrealized depreciation	(37,654,069)
Net unrealized appreciation (depreciation)	$(19,829,680)
Tax cost	$405,454,905

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $137,695,387 and $221,940,726, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,973 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $614 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $12,531 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42,926 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $657.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $2,218.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	1.10%	$1,000.00	$907.90	$5.29
Hypothetical-C		$1,000.00	$1,019.66	$5.60

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Event Driven Opportunities Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EDO-SANN-1218
1.9585359.104

Fidelity Advisor® Event Driven Opportunities Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
CorePoint Lodging, Inc.	11.1
Zooplus AG	8.7
AO World PLC	8.4
Alliance Data Systems Corp.	8.1
Brighthouse Financial, Inc.	3.6
SLM Corp.	3.4
WisdomTree Investments, Inc.	3.3
Waddell & Reed Financial, Inc. Class A	3.3
KKR & Co. LP	3.2
Knowles Corp.	2.3
55.4

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	31.6
Consumer Discretionary	19.6
Financials	16.9
Real Estate	12.3
Industrials	2.5

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 28.0%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.6%
Hotels, Restaurants & Leisure - 0.0%
Wyndham Hotels & Resorts, Inc.	100	$4,929
Household Durables - 0.4%
Hamilton Beach Brands Holding Co. Class A	6,300	146,286
Internet & Direct Marketing Retail - 17.1%
AO World PLC (a)	1,699,161	2,897,271
Boohoo.Com PLC (a)	1,300	3,538
Ocado Group PLC (a)	634	6,930
Zooplus AG (a)(b)	18,290	3,028,704
		5,936,443
Multiline Retail - 0.0%
Avenue Supermarts Ltd. (a)(c)	220	3,980
Specialty Retail - 2.1%
Cars.com, Inc. (a)(b)	26,983	704,526

TOTAL CONSUMER DISCRETIONARY		6,796,164

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
SunOpta, Inc. (a)	718	5,328
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	66	1,379
FINANCIALS - 16.9%
Capital Markets - 13.4%
Brighthouse Financial, Inc. (a)	31,235	1,237,843
Interactive Brokers Group, Inc.	100	4,941
KKR & Co. LP	47,254	1,117,557
Waddell & Reed Financial, Inc. Class A (b)	59,239	1,129,688
WisdomTree Investments, Inc.	147,097	1,142,944
		4,632,973
Consumer Finance - 3.4%
Encore Capital Group, Inc. (a)	135	3,430
SLM Corp. (a)	116,548	1,181,797
		1,185,227
Diversified Financial Services - 0.1%
Rafael Holdings, Inc. (a)	3,500	28,490

TOTAL FINANCIALS		5,846,690

INDUSTRIALS - 2.5%
Airlines - 1.3%
AirAsia Group BHD	701,800	441,088
Ryanair Holdings PLC sponsored ADR (a)	50	4,140
Wizz Air Holdings PLC (a)(c)	102	3,352
		448,580
Machinery - 1.2%
Momentum Group AB Class B	41,266	414,863

TOTAL INDUSTRIALS		863,443

INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 0.0%
Carvana Co. Class A (a)	100	3,875
Electronic Equipment & Components - 4.5%
Cardtronics PLC (a)	27,578	749,018
Knowles Corp. (a)	49,303	797,723
		1,546,741
IT Services - 12.5%
Alliance Data Systems Corp.	13,573	2,798,481
Conduent, Inc. (a)	38,277	731,091
DXC Technology Co.	46	3,350
Perspecta, Inc.	32,448	794,652
		4,327,574
Semiconductors & Semiconductor Equipment - 6.3%
Marvell Technology Group Ltd.	44,166	724,764
Mellanox Technologies Ltd. (a)	8,848	749,337
Versum Materials, Inc.	23,087	728,626
		2,202,727
Software - 4.3%
Black Knight, Inc. (a)	15,119	737,354
LogMeIn, Inc.	67	5,770
Micro Focus International PLC sponsored ADR	262	4,019
Symantec Corp.	41,100	745,965
		1,493,108
Technology Hardware, Storage & Peripherals - 4.0%
3D Systems Corp. (a)(b)	53,900	651,112
Diebold Nixdorf, Inc. (b)	6,647	25,923
Seagate Technology LLC	17,843	717,824
		1,394,859

TOTAL INFORMATION TECHNOLOGY		10,968,884

Media & Entertainment - 2.0%
Media - 2.0%
comScore, Inc. (a)	44,212	705,181
REAL ESTATE - 12.3%
Equity Real Estate Investment Trusts (REITs) - 12.3%
CorePoint Lodging, Inc.	235,560	3,856,116
JBG SMITH Properties	10,864	407,183
		4,263,299
TOTAL COMMON STOCKS
(Cost $32,230,436)		29,450,368
	Principal Amount	Value

U.S. Treasury Obligations - 0.6%
U.S. Treasury Bills, yield at date of purchase 2.09% to 2.16% 11/29/18 to 12/27/18 (d)
(Cost $209,523)	210,000	209,510
	Shares	Value

Money Market Funds - 27.2%
Fidelity Cash Central Fund, 2.23% (e)	4,766,456	$4,767,409
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	4,660,832	4,661,298
TOTAL MONEY MARKET FUNDS
(Cost $9,428,628)		9,428,707

Equity Funds - 0.3%
Domestic Equity Funds - 0.3%
iShares Russell 3000 Index ETF
(Cost $87,133)	706	112,671
TOTAL INVESTMENT IN SECURITIES - 113.0%
(Cost $41,955,720)		39,201,256
NET OTHER ASSETS (LIABILITIES) - (13.0)%		(4,524,816)
NET ASSETS - 100%		$34,676,440

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	Dec. 2018	$529,165	$(72,854)	$(72,854)
CME E-mini S&P 500 Index Contracts (United States)	26	Dec. 2018	3,524,430	(249,785)	(249,785)
TOTAL FUTURES CONTRACTS					$(322,639)

The notional amount of futures purchased as a percentage of Net Assets is 11.7%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $5,703,049.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,332 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $188,563.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,385
Fidelity Securities Lending Cash Central Fund	54,641
Total	$117,026

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$705,181	$705,181	$--	$--
Consumer Discretionary	6,796,164	6,796,164	--	--
Consumer Staples	5,328	5,328	--	--
Energy	1,379	1,379	--	--
Financials	5,846,690	5,846,690	--	--
Industrials	863,443	863,443	--	--
Information Technology	10,968,884	10,968,884	--	--
Real Estate	4,263,299	4,263,299	--	--
U.S. Government and Government Agency Obligations	209,510	--	209,510	--
Money Market Funds	9,428,707	9,428,707	--	--
Equity Funds	112,671	112,671	--	--
Total Investments in Securities:	$39,201,256	$38,991,746	$209,510	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(322,639)	$(322,639)	$--	$--
Total Liabilities	$(322,639)	$(322,639)	$--	$--
Total Derivative Instruments:	$(322,639)	$(322,639)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$406,214

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(322,639)
Total Equity Risk	0	(322,639)
Total Value of Derivatives	$0	$(322,639)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.0%
United Kingdom	10.6%
Germany	8.7%
Israel	2.1%
Bermuda	2.1%
Ireland	2.0%
Malaysia	1.3%
Sweden	1.2%
Others (Individually Less Than 1%)	0.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,189,528) — See accompanying schedule: Unaffiliated issuers (cost $32,457,092)	$29,772,549
Fidelity Central Funds (cost $9,428,628)	9,428,707
Total Investment in Securities (cost $41,885,720)		$39,201,256
Cash		29,778
Receivable for investments sold		1,115,061
Receivable for fund shares sold		12,953
Dividends receivable		17,035
Distributions receivable from Fidelity Central Funds		13,179
Receivable for daily variation margin on futures contracts		31,502
Prepaid expenses		95
Other receivables		3,429
Total assets		40,424,288
Liabilities
Payable for investments purchased	$456,758
Payable for fund shares redeemed	561,233
Accrued management fee	25,721
Distribution and service plan fees payable	7,930
Other affiliated payables	8,734
Other payables and accrued expenses	26,371
Collateral on securities loaned	4,661,101
Total liabilities		5,747,848
Net Assets		$34,676,440
Net Assets consist of:
Paid in capital		$35,998,104
Total distributable earnings (loss)		(1,321,664)
Net Assets		$34,676,440
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($10,691,198 ÷ 861,997 shares)		$12.40
Maximum offering price per share (100/94.25 of $12.40)		$13.16
Class M:
Net Asset Value and redemption price per share ($2,784,384 ÷ 225,616 shares)		$12.34
Maximum offering price per share (100/96.50 of $12.34)		$12.79
Class C:
Net Asset Value and offering price per share ($4,716,375 ÷ 387,746 shares)(a)		$12.16
Class I:
Net Asset Value, offering price and redemption price per share ($14,635,825 ÷ 1,173,747 shares)		$12.47
Class Z:
Net Asset Value, offering price and redemption price per share ($1,848,658 ÷ 148,213 shares)		$12.47

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$313,487
Interest		2,572
Income from Fidelity Central Funds (including $54,641 from security lending)		117,026
Total income		433,085
Expenses
Management fee
Basic fee	$197,842
Performance adjustment	334
Transfer agent fees	47,407
Distribution and service plan fees	51,113
Accounting and security lending fees	9,603
Custodian fees and expenses	5,647
Independent trustees' fees and expenses	141
Registration fees	22,092
Audit	22,462
Legal	2,511
Miscellaneous	193
Total expenses before reductions	359,345
Expense reductions	(10,498)
Total expenses after reductions		348,847
Net investment income (loss)		84,238
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,177,034
Fidelity Central Funds	360
Foreign currency transactions	1,147
Futures contracts	410,579
Total net realized gain (loss)		1,589,120
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,557,325)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(110)
Futures contracts	(194,276)
Total change in net unrealized appreciation (depreciation)		(5,751,712)
Net gain (loss)		(4,162,592)
Net increase (decrease) in net assets resulting from operations		$(4,078,354)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,238	$(125,323)
Net realized gain (loss)	1,589,120	3,355,101
Change in net unrealized appreciation (depreciation)	(5,751,712)	351,728
Net increase (decrease) in net assets resulting from operations	(4,078,354)	3,581,506
Distributions to shareholders	(815,259)	–
Distributions to shareholders from net realized gain	–	(2,300,863)
Total distributions	(815,259)	(2,300,863)
Share transactions - net increase (decrease)	(7,470,986)	19,977,448
Total increase (decrease) in net assets	(12,364,599)	21,258,091
Net Assets
Beginning of period	47,041,039	25,782,948
End of period	$34,676,440	$47,041,039
Other Information
Undistributed net investment income end of period		$626

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Event Driven Opportunities Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$13.39	$10.87	$11.26	$10.58	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	(.05)	(.06)	.08C	.01	.02D
Net realized and unrealized gain (loss)	(1.36)	1.62	2.95	(.36)E	.89F	.56G
Total from investment operations	(1.34)	1.57	2.89	(.28)	.90	.58
Distributions from net investment income	–	–	(.04)	–	(.01)	–
Distributions from net realized gain	(.23)	(.99)	(.32)	(.11)	(.20)	–
Total distributions	(.23)	(.99)	(.37)H	(.11)	(.22)I	–
Net asset value, end of period	$12.40	$13.97	$13.39	$10.87	$11.26	$10.58
Total ReturnJ,K,L	(9.82)%	12.15%	26.97%	(2.49)%E	8.55%F	5.80%G
Ratios to Average Net AssetsM,N
Expenses before reductions	1.59%O	1.80%	2.34%	2.76%	2.82%	4.76%O
Expenses net of fee waivers, if any	1.55%O	1.55%	1.55%	1.55%	1.55%	1.55%O
Expenses net of all reductions	1.53%O	1.53%	1.54%	1.54%	1.53%	1.55%O
Net investment income (loss)	.31%O	(.38)%	(.53)%	.74%C	.10%	.59%D,O
Supplemental Data
Net assets, end of period (000 omitted)	$10,691	$11,752	$6,407	$2,513	$2,983	$1,389
Portfolio turnover rateP	78%O	86%	120%	113%	150%	57%Q

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (2.52)%.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 8.47%.

 G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.70%.

 H Total distributions of $.37 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.323 per share.

 I Total distributions of $.22 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.201 per share.

 J Total returns for periods of less than one year are not annualized.

 K Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 L Total returns do not include the effect of the sales charges.

 M Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 N Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 O Annualized

 P Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 Q Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Event Driven Opportunities Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.91	$13.33	$10.83	$11.25	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	–	(.09)	(.09)	.05C	(.02)	.01D
Net realized and unrealized gain (loss)	(1.36)	1.63	2.93	(.36)E	.89F	.56G
Total from investment operations	(1.36)	1.54	2.84	(.31)	.87	.57
Distributions from net investment income	–	–	(.03)	–	(.01)	–
Distributions from net realized gain	(.21)	(.96)	(.31)	(.11)	(.18)	–
Total distributions	(.21)	(.96)	(.34)	(.11)	(.19)	–
Net asset value, end of period	$12.34	$13.91	$13.33	$10.83	$11.25	$10.57
Total ReturnH,I,J	(9.95)%	11.91%	26.59%	(2.76)%E	8.35%F	5.70%G
Ratios to Average Net AssetsK,L
Expenses before reductions	1.86%M	2.10%	2.60%	2.98%	3.18%	4.95%M
Expenses net of fee waivers, if any	1.80%M	1.80%	1.80%	1.80%	1.80%	1.80%M
Expenses net of all reductions	1.78%M	1.78%	1.79%	1.79%	1.78%	1.80%M
Net investment income (loss)	.06%M	(.63)%	(.78)%	.49%C	(.15)%	.34%D,M
Supplemental Data
Net assets, end of period (000 omitted)	$2,784	$3,149	$2,568	$966	$1,977	$1,631
Portfolio turnover rateN	78%M	86%	120%	113%	150%	57%O

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50) %.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (2.79)%.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 8.27%.

 G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.60%.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Event Driven Opportunities Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$13.18	$10.72	$11.19	$10.55	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.15)	(.15)	–C,D	(.07)	(.01)E
Net realized and unrealized gain (loss)	(1.34)	1.61	2.90	(.36)F	.88G	.56H
Total from investment operations	(1.37)	1.46	2.75	(.36)	.81	.55
Distributions from net investment income	–	–	(.02)	–	–	–
Distributions from net realized gain	(.20)	(.91)	(.28)	(.11)	(.17)	–
Total distributions	(.20)	(.91)	(.29)I	(.11)	(.17)	–
Net asset value, end of period	$12.16	$13.73	$13.18	$10.72	$11.19	$10.55
Total ReturnJ,K,L	(10.19)%	11.39%	25.96%	(3.23)%F	7.75%G	5.50%H
Ratios to Average Net AssetsM,N
Expenses before reductions	2.35%O	2.55%	3.03%	3.46%	3.63%	5.38%O
Expenses net of fee waivers, if any	2.30%O	2.30%	2.30%	2.30%	2.30%	2.30%O
Expenses net of all reductions	2.28%O	2.28%	2.29%	2.29%	2.29%	2.30%O
Net investment income (loss)	(.44)%O	(1.13)%	(1.28)%	(.01)%C	(.65)%	(.16)%E,O
Supplemental Data
Net assets, end of period (000 omitted)	$4,716	$5,290	$3,663	$1,046	$1,846	$3,011
Portfolio turnover rateP	78%O	86%	120%	113%	150%	57%Q

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.53) %.

 D Amount represents less than $.005 per share.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.00) %.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.26)%.

 G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 7.67%.

 H Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.40%.

 I Total distributions of $.29 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.275 per share.

 J Total returns for periods of less than one year are not annualized.

 K Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 L Total returns do not include the effect of the contingent deferred sales charge.

 M Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 N Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 O Annualized

 P Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 Q Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Event Driven Opportunities Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$14.05	$13.45	$10.91	$11.28	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	(.02)	(.03)	.11C	.04	.03D
Net realized and unrealized gain (loss)	(1.37)	1.64	2.96	(.37)E	.89F	.56G
Total from investment operations	(1.33)	1.62	2.93	(.26)	.93	.59
Distributions from net investment income	–	–	(.05)	–	(.03)	–
Distributions from net realized gain	(.25)	(1.02)	(.34)	(.11)	(.21)	–
Total distributions	(.25)	(1.02)	(.39)	(.11)	(.24)	–
Net asset value, end of period	$12.47	$14.05	$13.45	$10.91	$11.28	$10.59
Total ReturnH,I	(9.72)%	12.50%	27.33%	(2.31)%E	8.86%F	5.90%G
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.28%L	1.46%	1.97%	2.17%	2.63%	4.50%L
Expenses net of fee waivers, if any	1.28%L	1.30%	1.30%	1.30%	1.30%	1.30%L
Expenses net of all reductions	1.26%L	1.28%	1.29%	1.28%	1.28%	1.30%L
Net investment income (loss)	.59%L	(.13)%	(.28)%	1.00%C	.35%	.84%D,L
Supplemental Data
Net assets, end of period (000 omitted)	$14,636	$26,849	$13,145	$3,604	$1,990	$1,962
Portfolio turnover rateM	78%L	86%	120%	113%	150%	57%N

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .47%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01) %.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (2.34)%.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 8.78%.

 G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.80%.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Event Driven Opportunities Fund Class Z

Six months ended (Unaudited) October 31,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.70
Income from Investment Operations
Net investment income (loss)B	–
Net realized and unrealized gain (loss)	(1.23)
Total from investment operations	(1.23)
Net asset value, end of period	$12.47
Total ReturnC,D	(8.98)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G
Expenses net of fee waivers, if any	.99%G
Expenses net of all reductions	.97%G
Net investment income (loss)	(.35)%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,849
Portfolio turnover rateH	78%G

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Advisor Event Driven Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,579,567
Gross unrealized depreciation	(4,369,906)
Net unrealized appreciation (depreciation)	$(2,790,339)
Tax cost	$41,991,595

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $15,370,361 and $22,480,588, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .84% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$15,716	$2,641
Class M	.25%	.25%	8,232	216
Class C	.75%	.25%	27,165	8,212
			$51,113	$11,069

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,091
Class M	527
Class C(a)	316
$6,934

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$15,102.24
Class M	4,147.25
Class C	6,552.24
Class I	21,595.17
Class Z	11.04
	$47,407

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $710 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $63 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2,554 from securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.55%	$2,641
Class M	1.80%	908
Class C	2.30%	1,227
		$4,776

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,523 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $174.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Distributions to shareholders
Class A	$197,817	$–
Class M	49,425	–
Class C	78,799	–
Class I	489,218	–
Total	$815,259	$–
From net realized gain
Class A	$–	$593,053
Class M	–	184,264
Class C	–	298,372
Class I	–	1,225,174
Total	$–	$2,300,863

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018(a)	Year ended April 30, 2018	Six months ended October 31, 2018(a)	Year ended April 30, 2018
Class A
Shares sold	150,273	450,756	$2,100,944	$6,238,605
Reinvestment of distributions	13,812	44,180	197,240	591,573
Shares redeemed	(143,062)	(132,477)	(1,876,987)	(1,823,574)
Net increase (decrease)	21,023	362,459	$421,197	$5,006,604
Class M
Shares sold	18,758	94,566	$262,023	$1,299,217
Reinvestment of distributions	3,476	13,813	49,425	184,264
Shares redeemed	(23,026)	(74,588)	(293,251)	(1,015,070)
Net increase (decrease)	(792)	33,791	$18,197	$468,411
Class C
Shares sold	69,203	164,128	$950,899	$2,231,576
Reinvestment of distributions	5,598	22,465	78,655	296,504
Shares redeemed	(72,343)	(79,141)	(974,333)	(1,067,604)
Net increase (decrease)	2,458	107,452	$55,221	$1,460,476
Class I
Shares sold	461,598	1,360,275	$6,477,461	$18,956,142
Reinvestment of distributions	26,276	57,819	376,796	777,083
Shares redeemed	(1,225,614)	(483,947)	(16,658,948)	(6,691,268)
Net increase (decrease)	(737,740)	934,147	$(9,804,691)	$13,041,957
Class Z
Shares sold	149,809	–	$1,858,737	$–
Shares redeemed	(1,596)	–	(19,647)	–
Net increase (decrease)	148,213	–	$1,839,090	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018) for Class A, Class M, Class C and Class I, and for the period (October 2, 2018 to October 31, 2018) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for one-half year period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2018	Expenses Paid During Period
Class A	1.55%
Actual		$1,000.00	$901.80	$7.43-B
Hypothetical-C		$1,000.00	$1,017.39	$7.88-D
Class M	1.80%
Actual		$1,000.00	$900.50	$8.62-B
Hypothetical-C		$1,000.00	$1,016.13	$9.15-D
Class C	2.30%
Actual		$1,000.00	$898.10	$11.00-B
Hypothetical-C		$1,000.00	$1,013.61	$11.67-D
Class I	1.28%
Actual		$1,000.00	$902.80	$6.14-B
Hypothetical-C		$1,000.00	$1,018.75	$6.51-D
Class Z	.99%
Actual		$1,000.00	$910.20	$.78-B
Hypothetical-C		$1,000.00	$1,020.21	$5.04-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class M, Class C and Class I, and multiplied by 30/365 (to reflect the period October 2, 2018 to October 31, 2018) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Fidelity Advisor Event Driven Opportunities Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for the fund; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

AEDO-SANN-1218
1.9585369.104

Fidelity® Large Cap Stock K6 Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Microsoft Corp.	4.6
Comcast Corp. Class A	3.5
Exxon Mobil Corp.	3.5
Bank of America Corp.	3.3
Altria Group, Inc.	3.0
JPMorgan Chase & Co.	2.9
Apple, Inc.	2.7
Wells Fargo & Co.	2.2
Citigroup, Inc.	2.1
Chevron Corp.	2.0
29.8

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Financials	20.1
Health Care	16.2
Information Technology	15.9
Energy	12.6
Industrials	9.7

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks	97.9%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 13.0%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	2,894	$88,788
Verizon Communications, Inc.	19,649	1,121,761
		1,210,549
Entertainment - 1.3%
The Walt Disney Co.	6,709	770,394
Viacom, Inc. Class B (non-vtg.)	2,382	76,176
Vivendi SA	12,400	299,067
		1,145,637
Interactive Media & Services - 1.1%
Alphabet, Inc.:
Class A (a)	427	465,678
Class C (a)	406	437,169
Snap, Inc. Class A (a)	5,900	38,999
		941,846
Media - 4.6%
Charter Communications, Inc. Class A (a)	789	252,772
Comcast Corp. Class A	82,103	3,131,408
Discovery Communications, Inc. Class A (a)(b)	7,071	229,030
Interpublic Group of Companies, Inc.	16,994	393,581
Omnicom Group, Inc.	1,294	96,170
		4,102,961

TOTAL COMMUNICATION SERVICES		7,400,993

CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.0%
Gentex Corp.	1,100	23,155
Distributors - 0.1%
LKQ Corp. (a)	2,000	54,540
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	5,310	28,355
Household Durables - 0.2%
Mohawk Industries, Inc. (a)	900	112,257
NVR, Inc. (a)	20	44,781
		157,038
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	2,000	168,600
Target Corp.	2,539	212,337
		380,937
Specialty Retail - 2.0%
L Brands, Inc.	7,827	253,751
Lowe's Companies, Inc.	9,005	857,456
Ross Stores, Inc.	487	48,213
Sally Beauty Holdings, Inc. (a)	11,061	196,996
TJX Companies, Inc.	3,817	419,412
		1,775,828

TOTAL CONSUMER DISCRETIONARY		2,419,853

CONSUMER STAPLES - 9.1%
Beverages - 1.3%
The Coca-Cola Co.	23,970	1,147,684
Food & Staples Retailing - 1.8%
Walgreens Boots Alliance, Inc.	3,400	271,218
Walmart, Inc.	13,402	1,343,953
		1,615,171
Food Products - 0.3%
The Hershey Co.	2,706	289,948
Household Products - 1.5%
Kimberly-Clark Corp.	719	74,992
Procter & Gamble Co.	13,896	1,232,297
Spectrum Brands Holdings, Inc.	300	19,485
		1,326,774
Tobacco - 4.2%
Altria Group, Inc.	40,431	2,629,632
British American Tobacco PLC sponsored ADR	25,126	1,090,468
		3,720,100

TOTAL CONSUMER STAPLES		8,099,677

ENERGY - 12.6%
Energy Equipment & Services - 1.7%
Baker Hughes, a GE Co. Class A	14,542	388,126
Ensco PLC Class A	7,398	52,822
National Oilwell Varco, Inc.	9,377	345,074
Oceaneering International, Inc. (a)	10,162	192,468
Schlumberger Ltd.	5,800	297,598
TechnipFMC PLC	10,100	265,630
Transocean Ltd. (United States) (a)(b)	1,700	18,717
		1,560,435
Oil, Gas & Consumable Fuels - 10.9%
BP PLC sponsored ADR	23,278	1,009,567
Cabot Oil & Gas Corp.	14,746	357,296
Cenovus Energy, Inc. (Canada)	129,883	1,099,090
Chevron Corp.	15,475	1,727,784
Enterprise Products Partners LP	636	17,058
Equinor ASA sponsored ADR	26,287	675,576
Exxon Mobil Corp.	38,673	3,081,465
Hess Corp.	343	19,688
Imperial Oil Ltd.	10,963	342,435
Kosmos Energy Ltd. (a)	36,600	237,534
Legacy Reserves, Inc. (a)	10,653	44,849
Suncor Energy, Inc.	19,162	642,785
Teekay Offshore Partners LP	11,448	24,957
The Williams Companies, Inc.	15,592	379,353
		9,659,437

TOTAL ENERGY		11,219,872

FINANCIALS - 20.1%
Banks - 13.2%
Bank of America Corp.	107,587	2,958,643
BNP Paribas SA	500	26,125
Citigroup, Inc.	28,357	1,856,249
First Hawaiian, Inc.	1,400	34,692
JPMorgan Chase & Co.	23,277	2,537,659
M&T Bank Corp.	700	115,787
PNC Financial Services Group, Inc.	6,200	796,638
Standard Chartered PLC (United Kingdom)	32	225
SunTrust Banks, Inc.	11,860	743,148
U.S. Bancorp	15,357	802,710
Wells Fargo & Co.	35,785	1,904,836
		11,776,712
Capital Markets - 4.7%
Cboe Global Markets, Inc.	1,100	124,135
Charles Schwab Corp.	11,136	514,929
KKR & Co. LP	16,059	379,795
Morgan Stanley	15,498	707,639
Northern Trust Corp.	11,456	1,077,666
State Street Corp.	18,835	1,294,906
Virtu Financial, Inc. Class A	1,400	33,208
		4,132,278
Insurance - 0.8%
Chubb Ltd.	1,500	187,365
MetLife, Inc.	9,117	375,529
The Travelers Companies, Inc.	1,000	125,130
		688,024
Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp. (a)	27,618	337,216
Radian Group, Inc.	49,369	947,391
		1,284,607

TOTAL FINANCIALS		17,881,621

HEALTH CARE - 16.2%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	6,071	680,377
Alnylam Pharmaceuticals, Inc. (a)	1,001	80,510
Amgen, Inc.	1,164	224,408
AnaptysBio, Inc. (a)	500	37,360
Atara Biotherapeutics, Inc. (a)	2,430	83,033
Insmed, Inc. (a)	5,969	87,147
Intercept Pharmaceuticals, Inc. (a)	5,496	527,671
Mirati Therapeutics, Inc. (a)	1,700	63,529
Spark Therapeutics, Inc. (a)	1,373	61,771
TESARO, Inc. (a)	325	9,386
		1,855,192
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	36,289	1,311,484
Danaher Corp.	3,203	318,378
Zimmer Biomet Holdings, Inc.	1,114	126,539
		1,756,401
Health Care Providers & Services - 6.2%
AmerisourceBergen Corp.	6,497	571,736
Anthem, Inc.	1,641	452,210
Cardinal Health, Inc.	12,322	623,493
Cigna Corp.	3,753	802,429
CVS Health Corp.	21,596	1,563,334
Henry Schein, Inc. (a)	200	16,600
Humana, Inc.	625	200,256
McKesson Corp.	7,097	885,422
MEDNAX, Inc. (a)	800	33,032
UnitedHealth Group, Inc.	1,495	390,718
		5,539,230
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	20,322	50,195
Pharmaceuticals - 5.8%
Allergan PLC	703	111,081
AstraZeneca PLC sponsored ADR	5,237	203,091
Bayer AG	8,802	674,695
Eli Lilly & Co.	1,200	130,128
GlaxoSmithKline PLC sponsored ADR	36,790	1,437,017
Jazz Pharmaceuticals PLC (a)	3,348	531,729
Johnson & Johnson	8,656	1,211,753
Perrigo Co. PLC	1,200	84,360
Sanofi SA	1,758	157,096
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,952	378,661
The Medicines Company (a)	600	13,956
TherapeuticsMD, Inc. (a)(b)	51,131	250,031
		5,183,598

TOTAL HEALTH CARE		14,384,616

INDUSTRIALS - 9.7%
Aerospace & Defense - 1.7%
General Dynamics Corp.	1,465	252,830
Huntington Ingalls Industries, Inc.	100	21,848
United Technologies Corp.	10,293	1,278,494
		1,553,172
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	2,569	228,718
FedEx Corp.	594	130,882
United Parcel Service, Inc. Class B	11,681	1,244,494
		1,604,094
Building Products - 0.0%
A.O. Smith Corp.	400	18,212
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. (a)	2,887	78,209
Stericycle, Inc. (a)	1,656	82,750
		160,959
Electrical Equipment - 0.6%
Acuity Brands, Inc.	3,049	383,076
Hubbell, Inc. Class B	1,447	147,160
		530,236
Industrial Conglomerates - 1.7%
3M Co.	100	19,026
General Electric Co.	146,944	1,484,134
		1,503,160
Machinery - 0.8%
Flowserve Corp.	11,498	527,758
Wabtec Corp.	2,330	191,107
		718,865
Professional Services - 0.3%
IHS Markit Ltd. (a)	4,337	227,823
Road & Rail - 2.5%
CSX Corp.	3,274	225,448
J.B. Hunt Transport Services, Inc.	4,778	528,495
Knight-Swift Transportation Holdings, Inc. Class A	7,900	252,800
Norfolk Southern Corp.	2,739	459,686
Union Pacific Corp.	5,472	800,116
		2,266,545
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,108	56,962

TOTAL INDUSTRIALS		8,640,028

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.9%
Cisco Systems, Inc.	17,333	792,985
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	2,282	118,983
IT Services - 3.5%
IBM Corp.	643	74,221
Interxion Holding N.V. (a)	2,224	130,927
MasterCard, Inc. Class A	2,812	555,848
Paychex, Inc.	9,906	648,744
Unisys Corp. (a)	13,223	243,435
Visa, Inc. Class A	10,366	1,428,953
		3,082,128
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	809	67,721
Applied Materials, Inc.	7,200	236,736
Lam Research Corp.	900	127,557
Qualcomm, Inc.	21,693	1,364,273
		1,796,287
Software - 6.3%
Micro Focus International PLC	2,000	31,004
Microsoft Corp.	38,488	4,110,903
Oracle Corp.	19,844	969,181
SAP SE sponsored ADR	4,743	508,734
		5,619,822
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	10,960	2,398,706
Western Digital Corp.	3,100	133,517
		2,532,223

TOTAL INFORMATION TECHNOLOGY		13,942,428

MATERIALS - 1.8%
Chemicals - 1.7%
CF Industries Holdings, Inc.	3,509	168,537
DowDuPont, Inc.	1,600	86,272
International Flavors & Fragrances, Inc.	1,000	144,660
Intrepid Potash, Inc. (a)	39,717	156,882
LyondellBasell Industries NV Class A	3,119	278,433
Nutrien Ltd.	9,645	510,585
The Scotts Miracle-Gro Co. Class A	1,041	69,476
W.R. Grace & Co.	1,949	126,276
		1,541,121
Metals & Mining - 0.1%
Lundin Mining Corp.	19,900	81,780

TOTAL MATERIALS		1,622,901

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	1,001	155,966
Equinix, Inc.	572	216,639
Public Storage	583	119,789
Simon Property Group, Inc.	200	36,704
		529,098
UTILITIES - 1.0%
Electric Utilities - 1.0%
Duke Energy Corp.	800	66,104
Exelon Corp.	10,481	459,173
PPL Corp.	4,794	145,738
Southern Co.	2,351	105,866
Vistra Energy Corp. (a)	5,377	121,682
		898,563
Multi-Utilities - 0.0%
Sempra Energy	400	44,048

TOTAL UTILITIES		942,611

TOTAL COMMON STOCKS
(Cost $84,921,474)		87,083,698

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Lyft, Inc. Series I (c)(d)
(Cost $172,984)	3,653	172,984

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.23% (e)	1,862,777	1,863,149
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	515,644	515,696
TOTAL MONEY MARKET FUNDS
(Cost $2,378,845)		2,378,845
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $87,473,303)		89,635,527
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(722,299)
NET ASSETS - 100%		$88,913,228

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $172,984 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Lyft, Inc. Series I	6/27/18	$172,984

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,999
Fidelity Securities Lending Cash Central Fund	4,728
Total	$14,727

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,400,993	$7,101,926	$299,067	$--
Consumer Discretionary	2,419,853	2,419,853	--	--
Consumer Staples	8,099,677	8,099,677	--	--
Energy	11,219,872	11,219,872	--	--
Financials	17,881,621	17,881,621	--	--
Health Care	14,384,616	13,552,825	831,791	--
Industrials	8,640,028	8,640,028	--	--
Information Technology	14,115,412	13,911,424	31,004	172,984
Materials	1,622,901	1,622,901	--	--
Real Estate	529,098	529,098	--	--
Utilities	942,611	942,611	--	--
Money Market Funds	2,378,845	2,378,845	--	--
Total Investments in Securities:	$89,635,527	$88,300,681	$1,161,862	$172,984

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.0%
United Kingdom	4.5%
Canada	3.0%
Germany	1.4%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $499,764) — See accompanying schedule: Unaffiliated issuers (cost $85,094,458)	$87,256,682
Fidelity Central Funds (cost $2,378,845)	2,378,845
Total Investment in Securities (cost $87,473,303)		$89,635,527
Cash		12,348
Receivable for investments sold		108,859
Receivable for fund shares sold		10,642
Dividends receivable		71,742
Distributions receivable from Fidelity Central Funds		2,836
Other receivables		1,561
Total assets		89,843,515
Liabilities
Payable for investments purchased	$370,381
Payable for fund shares redeemed	9,943
Accrued management fee	34,216
Collateral on securities loaned	515,747
Total liabilities		930,287
Net Assets		$88,913,228
Net Assets consist of:
Paid in capital		$84,502,471
Total distributable earnings (loss)		4,410,757
Net Assets, for 7,889,494 shares outstanding		$88,913,228
Net Asset Value, offering price and redemption price per share ($88,913,228 ÷ 7,889,494 shares)		$11.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$997,201
Income from Fidelity Central Funds		14,727
Total income		1,011,928
Expenses
Management fee	$202,273
Independent trustees' fees and expenses	253
Commitment fees	111
Total expenses before reductions	202,637
Expense reductions	(3,695)
Total expenses after reductions		198,942
Net investment income (loss)		812,986
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,591,727
Fidelity Central Funds	(106)
Foreign currency transactions	232
Total net realized gain (loss)		1,591,853
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	340,867
Assets and liabilities in foreign currencies	140
Total change in net unrealized appreciation (depreciation)		341,007
Net gain (loss)		1,932,860
Net increase (decrease) in net assets resulting from operations		$2,745,846

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	For the period May 25, 2017 (commencement of operations) to April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$812,986	$668,095
Net realized gain (loss)	1,591,853	310,259
Change in net unrealized appreciation (depreciation)	341,007	1,821,176
Net increase (decrease) in net assets resulting from operations	2,745,846	2,799,530
Distributions to shareholders	(771,425)	–
Distributions to shareholders from net investment income	–	(290,555)
Distributions to shareholders from net realized gain	–	(72,639)
Total distributions	(771,425)	(363,194)
Share transactions
Proceeds from sales of shares	9,152,958	95,862,843
Reinvestment of distributions	771,425	363,194
Cost of shares redeemed	(7,202,679)	(14,445,270)
Net increase (decrease) in net assets resulting from share transactions	2,721,704	81,780,767
Total increase (decrease) in net assets	4,696,125	84,217,103
Net Assets
Beginning of period	84,217,103	–
End of period	$88,913,228	$84,217,103
Other Information
Undistributed net investment income end of period		$358,283
Shares
Sold	787,857	8,938,068
Issued in reinvestment of distributions	67,550	33,168
Redeemed	(621,882)	(1,315,267)
Net increase (decrease)	233,525	7,655,969

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Stock K6 Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.16
Net realized and unrealized gain (loss)	.27	.91
Total from investment operations	.37	1.07
Distributions from net investment income	(.05)	(.05)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.10)	(.07)C
Net asset value, end of period	$11.27	$11.00
Total ReturnD,E	3.36%	10.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%H
Expenses net of fee waivers, if any	.45%H	.45%H
Expenses net of all reductions	.44%H	.45%H
Net investment income (loss)	1.81%H	1.55%H
Supplemental Data
Net assets, end of period (000 omitted)	$88,913	$84,217
Portfolio turnover rateI	48%H	67%H,J

 A For the period May 25, 2017 (commencement of operations) to April 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.013 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Large Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,247,412
Gross unrealized depreciation	(5,259,522)
Net unrealized appreciation (depreciation)	$1,987,890
Tax cost	$87,647,637

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $23,913,594 and $20,847,804, respectively.

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $49,744,521 in exchange for 4,593,796 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $740 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $28,434,880 in exchange for 2,763,351 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $111 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $241,566. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,728, including $2,085 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,640 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $55.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.45%	$1,000.00	$1,033.60	$2.31
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Large Cap Stock K6 Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

LCSK6-SANN-1218
1.9883970.101

Fidelity® Small Cap Stock K6 Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
NICE Systems Ltd. sponsored ADR	2.7
CBIZ, Inc.	2.4
Insperity, Inc.	2.1
Allison Transmission Holdings, Inc.	2.0
Primerica, Inc.	1.9
Ebix, Inc.	1.9
Charles River Laboratories International, Inc.	1.9
Stamps.com, Inc.	1.9
Cable One, Inc.	1.9
SYNNEX Corp.	1.9
20.6

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Financials	18.5
Information Technology	16.8
Industrials	16.5
Consumer Discretionary	16.2
Health Care	15.9

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks	100.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments – 21.0%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Interactive Media & Services - 0.2%
Mitula Group Ltd. (a)	297,602	$143,308
Media - 2.1%
Cable One, Inc.	1,871	1,675,930
comScore, Inc. (a)	13,561	216,298
		1,892,228

TOTAL COMMUNICATION SERVICES		2,035,536

CONSUMER DISCRETIONARY - 16.2%
Distributors - 0.3%
Educational Development Corp.	19,042	233,265
Diversified Consumer Services - 3.0%
Arco Platform Ltd. Class A	800	17,048
Career Education Corp. (a)	100,531	1,445,636
Collectors Universe, Inc.	23,762	342,173
Laureate Education, Inc. Class A (a)	60,909	906,935
		2,711,792
Hotels, Restaurants & Leisure - 2.7%
Choice Hotels International, Inc.	11,239	824,943
MTY Food Group, Inc.	31,397	1,619,875
		2,444,818
Household Durables - 6.1%
Cavco Industries, Inc. (a)	5,280	1,059,221
Helen of Troy Ltd. (a)	10,720	1,330,566
LGI Homes, Inc. (a)(b)	23,780	1,017,546
New Home Co. LLC (a)	62,130	442,987
Skyline Champion Corp.	12,464	297,017
TRI Pointe Homes, Inc. (a)	112,004	1,332,848
		5,480,185
Internet & Direct Marketing Retail - 3.2%
Duluth Holdings, Inc. (a)(b)	29,780	915,139
Kogan.Com Ltd.	18,900	37,877
Points International Ltd. (a)	15,569	193,990
Stamps.com, Inc. (a)	8,385	1,695,195
		2,842,201
Specialty Retail - 0.9%
Boot Barn Holdings, Inc. (a)	16,126	397,990
Winmark Corp.	2,533	389,297
		787,287

TOTAL CONSUMER DISCRETIONARY		14,499,548

CONSUMER STAPLES - 3.7%
Beverages - 1.7%
National Beverage Corp. (a)(b)	15,696	1,451,095
Nichols PLC	2,212	38,028
		1,489,123
Food & Staples Retailing - 1.8%
BJ's Wholesale Club Holdings, Inc.	14,254	315,726
Performance Food Group Co. (a)	23,672	694,063
Smart & Final Stores, Inc. (a)	126,889	640,789
		1,650,578
Food Products - 0.0%
Armanino Foods of Distinction	16,598	46,474
Personal Products - 0.2%
BWX Ltd. (b)	94,370	169,743

TOTAL CONSUMER STAPLES		3,355,918

ENERGY - 3.7%
Energy Equipment & Services - 1.3%
Dril-Quip, Inc. (a)	23,102	983,221
Profire Energy, Inc. (a)	76,791	175,083
		1,158,304
Oil, Gas & Consumable Fuels - 2.4%
Midstates Petroleum Co., Inc. (a)	47,344	341,350
Murphy Oil Corp.	32,921	1,048,863
World Fuel Services Corp.	25,277	808,864
		2,199,077

TOTAL ENERGY		3,357,381

FINANCIALS - 18.5%
Banks - 4.3%
Bank of the Ozarks, Inc.	29,429	805,177
Camden National Corp.	17,420	706,381
First Citizen Bancshares, Inc.	512	218,435
First Hawaiian, Inc.	22,800	564,984
Great Western Bancorp, Inc.	1,996	73,153
Hilltop Holdings, Inc.	24,187	481,321
Plumas Bancorp	3,999	103,574
Popular, Inc.	11,968	622,456
West Bancorp., Inc.	10,817	237,866
		3,813,347
Capital Markets - 4.5%
Ashford, Inc.	6,110	385,174
FactSet Research Systems, Inc.	2,230	498,985
INTL FCStone, Inc. (a)	27,261	1,234,378
Morningstar, Inc.	12,660	1,579,968
OM Asset Management Ltd.	27,292	311,129
		4,009,634
Consumer Finance - 2.0%
Encore Capital Group, Inc. (a)(b)	36,190	919,588
First Cash Financial Services, Inc.	11,240	903,696
		1,823,284
Diversified Financial Services - 0.6%
Cannae Holdings, Inc. (a)	30,636	565,847
Insurance - 3.1%
First American Financial Corp.	17,386	770,721
Investors Title Co.	1,246	226,772
Primerica, Inc.	15,897	1,744,537
		2,742,030
Real Estate Management & Development - 1.3%
The RMR Group, Inc.	15,172	1,151,251
Thrifts & Mortgage Finance - 2.7%
Essent Group Ltd. (a)	26,869	1,059,176
Home Bancorp, Inc.	2,141	85,083
LendingTree, Inc. (a)(b)	4,480	903,571
Southern Missouri Bancorp, Inc.	5,128	172,660
Timberland Bancorp, Inc.	7,449	216,170
		2,436,660

TOTAL FINANCIALS		16,542,053

HEALTH CARE - 15.9%
Biotechnology - 0.5%
BioGaia AB	1,000	40,487
Bioventix PLC	1,089	39,671
Essex Bio-Technology Ltd.	146,000	94,951
Ligand Pharmaceuticals, Inc. Class B (a)	664	109,434
Shanghai Haohai Biological Technology Co. Ltd. Class H	24,100	126,002
		410,545
Health Care Equipment & Supplies - 3.6%
Boule Diagnostics AB	1,300	10,228
Kewaunee Scientific Corp.	1,494	42,728
LivaNova PLC (a)	12,696	1,421,825
Utah Medical Products, Inc.	4,919	428,838
Varex Imaging Corp. (a)	50,515	1,311,369
		3,214,988
Health Care Providers & Services - 5.2%
Chemed Corp.	2,225	677,134
Guardant Health, Inc.	623	20,858
HealthSouth Corp.	18,947	1,275,133
Magellan Health Services, Inc. (a)	8,825	574,155
MEDNAX, Inc. (a)	26,498	1,094,102
Ship Healthcare Holdings, Inc.	22,000	796,473
Viemed Healthcare, Inc. (a)	43,580	243,316
		4,681,171
Health Care Technology - 1.5%
Cegedim SA (a)	46	1,151
Inovalon Holdings, Inc. Class A (a)(b)	145,617	1,370,256
		1,371,407
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (a)	14,017	1,707,551
ICON PLC (a)	9,303	1,284,558
		2,992,109
Pharmaceuticals - 1.8%
Alliance Pharma PLC	925,274	790,034
BioSyent, Inc. (a)	38,490	272,788
Dechra Pharmaceuticals PLC	15,174	443,379
Mallinckrodt PLC (a)	4,509	112,996
		1,619,197

TOTAL HEALTH CARE		14,289,417

INDUSTRIALS - 16.5%
Building Products - 1.9%
Continental Building Products, Inc. (a)	37,546	1,044,154
Reliance Worldwide Corp. Ltd.	2,754	9,771
Universal Forest Products, Inc.	25,122	710,199
		1,764,124
Commercial Services & Supplies - 2.4%
Boyd Group Income Fund	13,892	1,269,586
Loomis AB (B Shares)	20,581	636,469
VSE Corp.	7,303	229,022
		2,135,077
Construction & Engineering - 1.0%
AECOM (a)	32,809	956,054
Machinery - 4.6%
AGCO Corp.	16,503	924,828
Allison Transmission Holdings, Inc.	41,234	1,817,595
L.B. Foster Co. Class A (a)	11,080	201,434
Middleby Corp. (a)(b)	10,409	1,168,931
		4,112,788
Professional Services - 5.6%
Asiakastieto Group Oyj (c)	1,200	39,416
Barrett Business Services, Inc.	7,320	460,574
CBIZ, Inc. (a)	98,037	2,174,461
Franklin Covey Co. (a)	12,626	282,065
Insperity, Inc.	16,996	1,867,011
TriNet Group, Inc. (a)	3,780	177,622
		5,001,149
Trading Companies & Distributors - 0.6%
Textainer Group Holdings Ltd. (a)	44,131	517,657
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Co. LLC	9,211	340,346

TOTAL INDUSTRIALS		14,827,195

INFORMATION TECHNOLOGY - 16.8%
Electronic Equipment & Components - 1.9%
SYNNEX Corp.	21,509	1,669,313
Internet Software & Services - 0.3%
MSL Solutions Ltd. (a)	302,200	38,521
Scout24 AG (c)	4,800	199,310
		237,831
IT Services - 6.5%
Cass Information Systems, Inc.	7,929	524,107
Computer Services, Inc. (b)	5,551	277,939
CoreLogic, Inc. (a)	35,886	1,457,689
Elastic NV	200	13,600
EVO Payments, Inc. Class A	1,700	40,358
Hackett Group, Inc.	33,924	694,424
Netcompany Group A/S	1,400	46,303
Presidio, Inc.	49,783	667,092
Prodware	7,815	86,304
Sylogist Ltd.	40,728	417,660
WEX, Inc. (a)	9,034	1,589,623
		5,815,099
Software - 8.1%
Cardlytics, Inc. (a)	3,600	76,176
CyberArk Software Ltd. (a)	1,192	81,366
Ebix, Inc. (b)	30,123	1,726,349
Enghouse Systems Ltd.	9,752	539,732
Hansen Technologies Ltd.	188,649	462,228
j2 Global, Inc.	15,048	1,096,096
Micro Focus International PLC	36,060	559,010
NICE Systems Ltd. sponsored ADR (a)	22,411	2,374,222
QAD, Inc. Class A	8,269	350,854
StoneCo Ltd. Class A (a)	400	11,476
Vitec Software Group AB	3,612	33,076
		7,310,585
Technology Hardware, Storage & Peripherals - 0.0%
Astro-Med, Inc.	1,700	32,844

TOTAL INFORMATION TECHNOLOGY		15,065,672

MATERIALS - 3.6%
Chemicals - 2.5%
Core Molding Technologies, Inc.	10,900	74,229
Innospec, Inc.	23,436	1,568,337
NewMarket Corp.	1,326	511,783
Northern Technologies International Corp.	3,420	110,637
		2,264,986
Containers & Packaging - 1.1%
Silgan Holdings, Inc.	28,268	679,280
UFP Technologies, Inc. (a)	7,089	244,712
		923,992

TOTAL MATERIALS		3,188,978

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.9%
CoreSite Realty Corp.	4,419	414,767
EPR Properties	5,040	346,450
PS Business Parks, Inc.	957	124,984
Store Capital Corp.	28,185	818,211
		1,704,412
Real Estate Management & Development - 0.5%
Consolidated-Tomoka Land Co.	5,936	343,813
FRP Holdings, Inc. (a)	2,542	123,211
		467,024

TOTAL REAL ESTATE		2,171,436

UTILITIES - 0.6%
Gas Utilities - 0.6%
Star Gas Partners LP	51,591	493,210
TOTAL COMMON STOCKS
(Cost $93,158,920)		89,826,344

Money Market Funds - 6.1%
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)
(Cost $5,460,142)	5,459,596	5,460,142
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $98,619,062)		95,286,486
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(5,672,042)
NET ASSETS - 100%		$89,614,444

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $238,726 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,143
Fidelity Securities Lending Cash Central Fund	9,808
Total	$16,951

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,035,536	$2,035,536	$--	$--
Consumer Discretionary	14,499,548	14,499,548	--	--
Consumer Staples	3,355,918	3,355,918	--	--
Energy	3,357,381	3,357,381	--	--
Financials	16,542,053	16,542,053	--	--
Health Care	14,289,417	14,289,417	--	--
Industrials	14,827,195	14,827,195	--	--
Information Technology	15,065,672	14,506,662	559,010	--
Materials	3,188,978	3,188,978	--	--
Real Estate	2,171,436	2,171,436	--	--
Utilities	493,210	493,210	--	--
Money Market Funds	5,460,142	5,460,142	--	--
Total Investments in Securities:	$95,286,486	$94,727,476	$559,010	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.0%
Canada	5.1%
United Kingdom	4.1%
Bermuda	3.3%
Israel	2.8%
Ireland	1.5%
Australia	1.1%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,364,667) — See accompanying schedule: Unaffiliated issuers (cost $93,158,920)	$89,826,344
Fidelity Central Funds (cost $5,460,142)	5,460,142
Total Investment in Securities (cost $98,619,062)		$95,286,486
Receivable for investments sold		91,086
Receivable for fund shares sold		32,062
Dividends receivable		24,544
Distributions receivable from Fidelity Central Funds		3,050
Other receivables		4,070
Total assets		95,441,298
Liabilities
Payable to custodian bank	$151,121
Payable for investments purchased	106,900
Payable for fund shares redeemed	61,592
Accrued management fee	46,983
Collateral on securities loaned	5,460,258
Total liabilities		5,826,854
Net Assets		$89,614,444
Net Assets consist of:
Paid in capital		$89,368,708
Total distributable earnings (loss)		245,736
Net Assets, for 8,409,193 shares outstanding		$89,614,444
Net Asset Value, offering price and redemption price per share ($89,614,444 ÷ 8,409,193 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$455,078
Income from Fidelity Central Funds		16,951
Total income		472,029
Expenses
Management fee	$300,630
Independent trustees' fees and expenses	281
Commitment fees	125
Total expenses before reductions	301,036
Expense reductions	(6,982)
Total expenses after reductions		294,054
Net investment income (loss)		177,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,446,239
Fidelity Central Funds	(124)
Foreign currency transactions	1,445
Total net realized gain (loss)		3,447,560
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6,025,785)
Assets and liabilities in foreign currencies	648
Total change in net unrealized appreciation (depreciation)		(6,025,137)
Net gain (loss)		(2,577,577)
Net increase (decrease) in net assets resulting from operations		$(2,399,602)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	For the period May 25, 2017 (commencement of operations) to April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$177,975	$255,669
Net realized gain (loss)	3,447,560	533,022
Change in net unrealized appreciation (depreciation)	(6,025,137)	2,692,391
Net increase (decrease) in net assets resulting from operations	(2,399,602)	3,481,082
Distributions to shareholders	(504,875)	–
Distributions to shareholders from net investment income	–	(144,088)
Distributions to shareholders from net realized gain	–	(186,781)
Total distributions	(504,875)	(330,869)
Share transactions
Proceeds from sales of shares	4,768,884	103,510,837
Reinvestment of distributions	504,875	330,869
Cost of shares redeemed	(9,279,977)	(10,466,780)
Net increase (decrease) in net assets resulting from share transactions	(4,006,218)	93,374,926
Total increase (decrease) in net assets	(6,910,695)	96,525,139
Net Assets
Beginning of period	96,525,139	–
End of period	$89,614,444	$96,525,139
Other Information
Undistributed net investment income end of period		$99,776
Shares
Sold	412,579	9,698,327
Issued in reinvestment of distributions	43,374	30,411
Redeemed	(809,570)	(965,928)
Net increase (decrease)	(353,617)	8,762,810

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Stock K6 Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.06
Net realized and unrealized gain (loss)	(.32)	1.02
Total from investment operations	(.30)	1.08
Distributions from net investment income	(.01)	(.03)
Distributions from net realized gain	(.05)	(.04)
Total distributions	(.06)	(.06)C
Net asset value, end of period	$10.66	$11.02
Total ReturnD,E	(2.78)%	10.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.60%H
Expenses net of fee waivers, if any	.60%H	.60%H
Expenses net of all reductions	.59%H	.59%H
Net investment income (loss)	.36%H	.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$89,614	$96,525
Portfolio turnover rateI	78%H	90%H,J

 A For the period May 25, 2017 (commencement of operations) to April 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.06 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.035 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Small Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,425,507
Gross unrealized depreciation	(10,770,059)
Net unrealized appreciation (depreciation)	$(3,344,552)
Tax cost	$98,631,038

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $38,382,703 and $41,148,724, respectively.

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $49,431,374 in exchange for 4,449,152 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,265 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash, valued at $46,842,473 in exchange for 4,578,932 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $125 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $953,233. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,808, including $736 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,957 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $25.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.60%	$1,000.00	$972.20	$2.98
Hypothetical-C		$1,000.00	$1,022.18	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Small Cap Stock K6 Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SLCXK6-SANN-1218
1.9883974.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 26, 2018